As filed with the Securities and Exchange Commission on or about
                               December 18, 2006
================================================================================
                                            1933 Act Registration No. 333-125751
                                             1940 Act Registration No. 811-21774

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
Pre-Effective Amendment No. __                                    [ ]
Post-Effective Amendment No. 27                                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
Amendment No. 27                                                  [X]

                        FIRST TRUST EXCHANGE-TRADED FUND
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               (Address of Principal Executive Offices) (Zip Code)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 241-4141

                        W. Scott Jardine, Esq., Secretary
                        First Trust Exchange-Traded Fund
                            First Trust Advisors L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[GRAPHIC OMITTED]                      [LOGO OMITTED]   FIRST TRUST
                                                        ADVISORS L.P.




                        FIRST TRUST VALUE LINE(R)
                           DIVIDEND INDEX FUND


                            December 18, 2006

Front Cover


                               [BLANK PAGE]



Inside Front Cover




                        FIRST TRUST VALUE LINE(R)
                           DIVIDEND INDEX FUND

                                PROSPECTUS

                            December 18, 2006

First Trust Value Line(R) Dividend Index Fund (the "Fund") is a series of a registered management investment company that is offering its shares (the "Shares") through this Prospectus. Unlike many investment companies, the Fund has applied to list the Shares on the American Stock Exchange. Accordingly, the market prices for the Shares may be different from their net asset value. The Fund will normally issue and redeem the Shares only in large blocks consisting of 50,000 Shares ("Creation Units"). Generally, Creation Units are issued and redeemed principally in-kind for securities included in the Value Line(R) Dividend Index.

Except when aggregated in Creation Units, the Shares are exchange-listed and are not redeemable securities of the Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

                   NOT FDIC INSURED. MAY LOSE VALUE.
                           NO BANK GUARANTEE.

                            Table of Contents

Introduction-First Trust Value Line(R) Dividend Index Fund            3

Who Should Invest in the Fund                                         3
Tax Efficient Product Structure                                       3
Investment Objective, Strategies and Risks                            3
Additional Investment Strategies                                      9
Additional Risks of Investing in the Fund                            10
Fund Organization                                                    11
Management of the Fund                                               11
How to Buy and Sell Shares                                           12
Creations, Redemptions and Transaction Fees                          13
Dividends, Distributions and Taxes                                   15
Federal Tax Matters                                                  15
Distribution Plan                                                    17
Net Asset Value                                                      18
Fund Service Providers                                               19
Disclaimers                                                          19
Additional Index Information                                         20
Other Information                                                    21
Financial Highlights                                                 23

                              INTRODUCTION-
              FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

The Fund is a series of the First Trust Exchange-Traded Fund (the "Trust"), an investment company and an exchange-traded "index fund." The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index (the "Index"). First Trust Advisors L.P. ("First Trust") is the investment adviser for the Fund.

The Shares are expected to list and trade on the American Stock Exchange ("AMEX"), under the ticker symbol "FVD," at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Fund normally issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks consisting of 50,000 Shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.


                      WHO SHOULD INVEST IN THE FUND

The Fund is designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in the Index. The Fund may be suitable for long-term investment in the market represented by the Index and may also be used as an asset allocation tool or as a speculative trading instrument.


                     TAX EFFICIENT PRODUCT STRUCTURE

Unlike many conventional mutual funds, the Shares are traded throughout the day on the AMEX whereas mutual funds are typically only bought and sold at closing NAVs. The Shares have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.


               INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index (Symbol: VLFVD).

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses). The Index is designed to objectively identify and select those stocks from the universe of stocks of which Value Line, Inc.(R) ("Value Line(R)") gives a Safety(TM) Ranking of #1 or #2 in the Value Line(R) Safety(TM) Ranking System and have the potential to pay above average dividends and capital appreciation.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

Index Construction

The Index is a modified equal-dollar weighted index comprised of U.S. exchange-listed securities of companies that pay above-average dividends and have potential for capital appreciation. The inception date of the Index was July 3, 2006. On July 26, 2006, there were 180 stocks that comprised the Index.

The Index begins with the universe of stocks that Value Line(R) gives a Safety(TM) Ranking of #1 or #2 using the Value Line(R) Safety(TM) Ranking System. All registered investment companies, limited partnerships and foreign securities not listed in the U.S. are removed from this universe. From those stocks, Value Line(R) selects those companies with a higher than average dividend yield, as compared to the indicated dividend yield of the Standard & Poor's 500 Composite Stock Price Index. Value Line(R) then eliminates those companies with an equity market capitalization of less than $1 billion. When the Index is initially configured or reconfigured (as noted below), the Index seeks to be equally weighted in each of the securities in the Index.

After the initial selection of securities, the Index is rebalanced on the application of the above model on a monthly basis. The Index divisor was initially determined to yield a benchmark value of 1,000.00 at the close of trading on July 3, 2006. The holdings of the Fund and the composition and compilation methodology of the Index will be available on the Fund's website at www.ftportfolios.com. Updated rankings of Value Line(R) are released weekly on its website at www.valueline.com.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The Fund's Shares will change in value, and loss of money is a risk of investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. The following specific risk factors have been identified as the principal risks of investing in the Fund.

Market Risk. One of the principal risks of investing in the Fund is market risk. Market risk is the risk that a particular stock owned by the Fund, Fund Shares or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Index.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between the Fund's performance and the performance of the Index, there can be no assurance that the Fund will be able to achieve such a correlation. Accordingly, the Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Index.

Replication Management Risk. The Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result of this policy, the Fund would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

Small-Cap and Mid-Cap Company Risk. The Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established.

Concentration Risk. The Fund will be concentrated in the securities of a given industry if the Index is concentrated in such industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Fund to greater market risk than more diversified funds.

Intellectual Property Risk. The Fund relies on a license from Value Line(R) that permits the Fund to use Value Line(R)'s Index and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Fund. Such license may be terminated by the licensor, and as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that Value Line(R) has all rights to license the Intellectual Property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or Value Line(R) does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

See "Additional Risks of Investing in the Fund" for additional information regarding risks.

How the Fund Has Performed

Shares of the Fund were initially offered to the public on October 13, 2006. On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of the First Trust Value Line(R) Dividend Fund (the "Predecessor Fund"). Therefore, the returns provided below relate exclusively to the Predecessor Fund. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor Fund.

The returns shown here reflect historical returns based on the net assets of the Fund, adjusted to show the effect of the Fund's estimated annual operating expenses of 0.77%. The chart and table below illustrate annual calendar year returns for each of the past two years as well as average annual fund and index returns for the one-year and since inception periods ended December 31, 2005. This information is intended to help you assess the variability of Fund returns (and consequently, the potential rewards and risks of an investment in the Fund). The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Total Returns (1)

                             [CHART OMITTED]

                  Calendar Year Total Return as of 12/31

                           2004       18.98%
                           2005        6.77%

(1) The Fund's year-to-date return on net asset value for the period from 12/31/05 to 9/30/06 was 12.69%.

During the two years ended December 31, 2005, the Fund's highest and lowest calendar quarter returns were 9.31% and -1.08%, respectively, for the quarters ended 12/31/04 and 3/31/05. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns for the Periods Ended December 31, 2005

                                                  1 Year     Since Inception
                                                               (8/19/2003)

Returns Before Taxes                               6.77%        15.69%

After Taxes on Distributions                       3.73%        12.73%

After Taxes on Distributions and Sale of Shares    5.90%        11.95%

S&P 500 Index                                      4.91%        11.79%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
   (Fees paid directly from your investments)             None*

Annual Fund Operating Expenses(4)
   (Expenses that are deducted from the Fund's assets)

      Management Fees                                     0.50%

      Distribution and Service (12b-1) Fees(5)            0.00%

      Other Expenses                                      0.27%

      Total Annual Fund Operating Expenses                0.77%

      Fee Waivers and Expense Reimbursement(6)            0.07%

Net Annual Fund Operating Expenses                        0.70%

-------------------

(1) On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of the Predecessor Fund. The fees, expenses and expense reimbursements have been restated to reflect current amounts as if such fees, expenses and expense reimbursements had been in effect during the previous fiscal year. The information was restated to better reflect the expenses of the Fund for the current fiscal year. The "Other Expenses" listed in the table are estimates based on the expenses the Fund expects to incur for an annual period or on an annual basis.

(2) When buying or selling exchange-traded Shares through a broker, you will incur customary brokerage commissions and charges.

(3) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500, as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee (i.e., up to $2,000) will be charged.

(4)  Expressed as a percentage of average net assets.

(5) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Fund does not currently anticipate paying 12b-1 fees.

(6) First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average net assets per year (the "Expense Cap"), at least until two years after the initial issuance of Fund Shares. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transaction Fees" below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

            1 Year    3 Years     5 Years    10 Years
             $72       $234        $421        $978

Creation Transaction Fees and Redemption Transaction Fees

The Fund normally issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements, called "Authorized Participants" ("APs"), can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). Normally, the value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be $8,175 if the Creation Unit is redeemed after one year, $24,410 if the Creation Unit is redeemed after three years, $43,140 if the Creation Unit is redeemed after five years and $98,800 if the Creation Unit is redeemed after ten years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee (i.e., up to $2,000) may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


                    ADDITIONAL INVESTMENT STRATEGIES

The investment objective of the Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information ("SAI") under "Investment Objective and Policies."

Equity Securities

The Fund invests primarily in equity securities of U.S. issuers.
Eligible equity securities include common stocks and warrants to purchase common stocks. In addition, the Fund may invest in equity securities of foreign issuers listed on any national exchange, including depositary receipts that represent foreign common stocks deposited with a custodian.

Short-Term Investments

The Fund may invest in cash equivalents or other short-term investments including, U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the SAI.

Futures and Options

The Fund may use various investment strategies designed to hedge against changes in the values of securities the Fund owns or expects to purchase or to hedge against interest rate or currency exchange rate changes. The securities used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.

Delayed Delivery Securities

The Fund may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

Disclosure of Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is included in the Fund's SAI.


                ADDITIONAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following risks.

Trading Issues

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The net asset value of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the AMEX. First Trust cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), First Trust believes that large discounts or premiums to the net asset value of Shares should not be sustained.

Inflation

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Investment Strategy

The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations. This policy may subject investors to greater market risk than other mutual funds.

                            FUND ORGANIZATION

The Fund is a series of an investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is treated as a separate mutual fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board of Trustees (the "Board") is responsible for its overall management and direction. The Board elects the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.


                         MANAGEMENT OF THE FUND

First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Lisle, Illinois 60532, is the investment adviser to the Fund. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolio.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of Trustees of the Trust.

First Trust serves as adviser or sub-adviser for 20 mutual fund portfolios, ten exchange-traded fund portfolios and 12 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), 1001 Warrenville Road, Lisle, Illinois 60532. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Fund's Shares.

There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland. Mr. Lindquist rejoined First Trust in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management LLC from 2000 to 2003 and is a Senior Vice President of First Trust and FTP. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Fund's investment strategies. Mr. Carey is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Mr. Testin is a Senior Vice President of First Trust. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Ueland has been a Vice President of First Trust and FTP since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. Before joining First Trust, Mr. Ueland was vice president of sales at BondWave LLC from May 2004 through August 2005, an account executive for Mina Capital Management LLC and Samaritan Asset Management LLC from January 2003 through May 2004, and a sales consultant at Oracle Corporation from January 1997 through January 2003. For additional information concerning First Trust, including a description of the services provided to the Fund, see the Fund's SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of securities in the Fund.

First Trust will receive fees from the Fund equal to 0.50% of the Fund's average daily net assets. A discussion regarding the approval of the Investment Management Agreement will be available in the Fund's annual report to Shareholders for the fiscal year ending December 31, 2006.

The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, paying for its sublicensing fees related to the Index, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets per year, at least until two years after the initial issuance of Fund Shares. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.


                       HOW TO BUY AND SELL SHARES

Shares will be issued or redeemed by the Fund at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and
Transaction Fees."

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers. Shares of the Fund will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, you may receive less than the net asset value of the Shares, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Fund will trade under the AMEX symbol "FVD." Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Fund, and shareholders may tender their Shares for redemption directly to the Fund, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the AMEX may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX intends to disseminate the approximate value of Shares of the Fund every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of the Fund's Shares

The Fund imposes no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund's shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its Shares at net asset value per Share for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and the Fund's Shares may be purchased and sold on the AMEX at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Fund's shareholders and (b) any attempts to market time the Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.


               CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchases and redemptions of Creation Units. For more detailed information see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Purchase

In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Fund's Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation ("NSCC"), immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an AP which is either
(i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units. All orders must be placed for one or more whole Creation Units of Shares of the Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., Eastern time. A custom order may be placed by an AP in the event that the Fund permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee (i.e., up to $2,000) may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Redemption

The Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of the Fund may only be effected by or through an AP. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m., Eastern time) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m., Eastern time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. A variable charge of up to four times the Redemption Transaction Fee (i.e., up to $2,000) may be charged to approximate additional expenses incurred by the Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, the Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.


                   DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid quarterly. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to brokerage commissions charged by the broker.


                           FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax adviser.

Fund Status

The Fund intends to qualify as a "regulated investment company" under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions

Fund distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Fund's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain corporations may be designated by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Sale of Shares

If you sell your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes on Purchase and Redemption of Creation Units

If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the Cash Component paid. If you exchange Creation Units for equity securities you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

Deductibility of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Foreign Tax Credit

If your Fund invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Foreign Investors

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund designates as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a foreign investor from the Fund that are properly designated by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Fund beginning prior to 2008, distributions from the Fund that are properly designated by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Fund makes certain elections and certain other conditions are met.


                            DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Fund on an agency basis. FTP does not maintain a secondary market in Shares.

The Board of Trustees has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.


                             NET ASSET VALUE

The Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the net asset value per Share. All valuations are subject to review by the Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued as set forth below. Common stocks and other equity securities listed on any national or foreign exchange or on NASDAQ will be valued at the last sale price for all exchanges other than NASDAQ, and the official closing price for NASDAQ, on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation day, securities traded principally on an exchange or on NASDAQ will be valued at the mean between the most recent bid and ask prices. Equity securities traded in the over-the-counter market are valued at their closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis. The value of any portfolio security held by a Fund for which reliable market quotations are not readily available or if a valuation is deemed inappropriate will be determined by the Board of Trustees or its designee in a manner that most fairly reflects the fair market value of the security on the valuation date.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

                         FUND SERVICE PROVIDERS

The Bank of New York is the administrator, custodian and fund accounting and transfer agent for the Fund. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Fund.

First Trust has entered into an agreement with AMEX pursuant to which AMEX will serve as the calculation agent for the Index. As the calculation agent, AMEX will be responsible for the management of the day-to-day operations of the Index on behalf of Value Line(R), including calculating the value of the Index every 15 seconds, widely disseminating the Index value every 15 seconds and tracking corporate actions resulting in Index adjustments.


                               DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity, from the use of the Index or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

"Value Line(R)" and "Value Line(R) Dividend Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) Dividend Index, is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

VALUE LINE PUBLISHING, INC.'S ("VLPI") ONLY RELATIONSHIP TO FIRST TRUST ADVISORS L.P. ("FTA") IS VLPI'S LICENSING TO FTA OF CERTAIN VLPI TRADEMARKS AND TRADE NAMES AND THE VALUE LINE DIVIDEND INDEX (THE "INDEX"), WHICH ARE COMPOSED BY VLPI WITHOUT REGARD TO FTA, THE FIRST TRUST VALUE LINE DIVIDEND INDEX FUND PRODUCT OR ANY INVESTOR. VLPI HAS NO OBLIGATION TO TAKE THE NEEDS OF FTA OR ANY INVESTOR IN THE PRODUCT INTO CONSIDERATION IN COMPOSING THE INDEX. THE PRODUCT RESULTS MAY DIFFER FROM THE HYPOTHETICAL OR PUBLISHED RESULTS OF THE INDEX. VLPI IS NOT RESPONSIBLE FOR HOW FTA MAKES USE OF INFORMATION SUPPLIED BY VLPI. VLPI IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND COMPOSITION OF THE PRODUCT OR THE TIMING OF THE ISSUANCE FOR SALE OF THE PRODUCT OR IN THE CALCULATION OF THE EQUATIONS BY WHICH THE PRODUCT IS TO BE CONVERTED INTO CASH. VLPI MAKES NO WARRANTY CONCERNING THE INDEX, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY PERSON'S INVESTMENT PORTFOLIO, OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE INDEX OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT

THE INDEX WILL MEET ANY REQUIREMENTS OR BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE INDEX OR PRODUCT. VLPI HAS NO OBLIGATION OR LIABILITY
(I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE INDEX OR THE PRODUCT.

"VALUE LINE" IS A REGISTERED TRADEMARK OF VALUE LINE, INC. OR VALUE LINE PUBLISHING, INC. THAT IS LICENSED TO FTA. THE FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND PRODUCT IS NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING, INC., VALUE LINE, INC., VALUE LINE SECURITIES, INC. OR ANY OF THEIR AFFILIATES. FTA IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.


                      ADDITIONAL INDEX INFORMATION

Daily historical Index values are calculated by AMEX. The Index includes the universe of stocks that Value Line(R) gives a Safety(TM) Ranking of #1 or #2 using the Value Line(R) Safety(TM) Ranking System. Value
Line(R)'s updated rankings are released every Monday morning on its website at www.valueline.com.

The Value Line(R) Safety(TM) Ranking System

The Value Line(R) Safety(TM) Ranking System was introduced in its present form in the mid-1960s. Each week Value Line(R) assigns a Safety(TM) rank to each of the approximately 1,700 stocks in the Value Line(R) universe. According to information published by Value Line(R), the Value Line(R) Safety(TM) rank measures the total risk of a stock relative to the other stocks in the Value Line(R) universe. According to information published by Value Line(R), the Value Line(R) Safety(TM) rank is determined as follows: the Value Line(R) Safety(TM) rank is derived from two equally weighted measurements, a stock's Price Stability rank and the Financial Strength rating of a company, each of which as determined by Value Line(R).

Value Line(R) measures the volatility of each of the stocks in the Value Line(R) universe through means of its Price Stability score. A stock's Price Stability score is based on a ranking of the standard deviation of weekly percent changes in the price of a stock over the last five years. Standard deviation is the measure of dispersion of historical returns around a mean rate of return, and a lower standard deviation indicates less volatility. To determine standard deviation, each week Value Line(R) compares the common stock prices of each of the companies in the Value Line(R) universe to their prices as of the previous week. Value Line(R) performs this calculation for each weekly period over the previous five years and based on these calculations determines the standard deviation over this five year period of each stock in the Value Line(R) universe. Based on the standard deviations scores, Value Line(R) places each of the companies in the Value Line(R) universe into 20 separate groups consisting of an approximately equal number of companies. Value Line(R) reports Price Stability on a scale of 100 (highest) to 5 (lowest) in increments of 5. Stocks which receive a Price Stability rank of 100 by Value Line(R) represent the 5% of the companies in the Value Line(R) universe with the lowest standard deviation, whereas stocks which receive a Price Stability rank of 5 represent the 5% of the companies in the Value Line(R) universe with the highest standard deviation.

A company's Financial Strength rating is Value Line(R)'s measure of the company's financial condition, and is reported on a scale of A++ (highest) to C (lowest). According to Value Line(R), it looks at a number of balance sheet and income statement factors in assigning the Financial Strength ratings. These include, but are not limited to, a company's long-term debt to total capital ratio, short-term debt, the amount of cash on hand, the level of net income, the level and growth of sales over time, and the consistency of sales, profits and returns on capital and equity over an extended timeframe. Value Line(R) also looks at the type of industry a company is in, a company's position and performance within an industry, and the cyclical nature of an industry. Finally, Value Line(R) considers a company's share price movement. According to Value Line(R), sharp declines in price in a short period of time (especially in a relatively stable equity market environment) can signal a future financial reversal while a rising stock price with no takeover news may be a sign of improving fundamentals. Based upon the foregoing, Value Line(R) assigns the highest Financial Strength scores to what Value Line(R) determines to be the largest companies with the strongest balance sheets.

Value Line(R) assigns Safety(TM) ranks on a scale from 1 (safest) to 5 (riskiest). The number of stocks in each category from 1 to 5 is not fixed. According to information published by Value Line(R), stocks ranked #1 (Highest) for Safety(TM), as a group, are (in Value Line(R)'s opinion) the safest, most stable, and least risky investments relative to the Value Line(R) universe, which accounts for about 95% of the market volume of all stocks in the U.S., and stocks ranked #2 (Above Average) for Safety(TM), as a group, are safer and less risky than most.

Value Line,(R) Inc., founded in 1982, is known for The Value Line Investment Survey,(R) a widely used independent investment service. The Value Line Investment Survey(R) is a comprehensive source of information, covering approximately 1,700 stocks, more than 90 industries, the overall stock market and the economy. According to information published by Value Line,(R) when selecting stocks for the Value Line(R) Investment Survey, Value Line(R)'s stated primary goal is to choose issues that will be of most interest to their subscribers. In this regard, Value Line(R) has stated that it looks for actively traded stocks, with reasonably large market capitalizations. Value Line(R) has stated that it also attempts to provide broad industry coverage and will add stocks in industries that they think are underrepresented or that are in new industries that they have not previously followed. According to information published by Value Line,(R) the companies selected for the Value Line(R) Investment Survey are chosen based on the following criteria: (i) market capitalization should be at least $400 million;
(ii) the stock should trade for at least $10 per share at the time of selection; (iii) the stock's float must be more than 10 million shares.

The Fund expects to make changes to its portfolio shortly after changes to the Index are released to the public. Investors will be able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that Value Line(R) no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board of Trustees will seek to engage a replacement index. However, if that proves to be impracticable, the Board of Trustees will take whatever action it deems to be in the best interests of the Fund. The Board of Trustees will also take whatever action it deems to be in the best interests of the Fund if the Fund's Shares are delisted.


                            OTHER INFORMATION

For purposes of the 1940 Act, the Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

Continuous Offering

The Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Fund Shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of the Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                          FINANCIAL HIGHLIGHTS

On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of the Predecessor Fund. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor Fund.

The financial highlights table is intended to help you understand the Fund's financial performance for the life of the Fund. Certain information reflects financial results for a single Fund Share. The total returns represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the periods indicated below has been derived from financial statements audited by Deloitte & Touche LLP, whose report for the fiscal year, along with the Fund's financial statements, are included in the Annual Report to Shareholders of the Predecessor Fund for the year ended May 31, 2006 and are incorporated by reference in the SAI, which are available upon request.

                                                               Year Ended     Year Ended    Year Ended
                                                                5/31/2006      5/31/2005    5/31/2004*

Net asset value, beginning of period                            $  17.24       $  16.13     $  14.33
                                                                --------       --------     --------

Income from investment operations:
Net investment income                                               0.43           0.41         0.27
Net realized and unrealized gain on investments                     1.00           1.99         1.86
                                                                --------       --------     --------
Total from investment operations                                    1.43           2.40         2.13
                                                                --------       --------     --------

Distributions paid to shareholders from:
Net investment income                                              (0.42)         (0.37)       (0.20)
Net realized gains                                                 (1.70)         (0.92)       (0.11)
                                                                --------       --------     --------
Total from distributions                                           (2.12)         (1.29)       (0.31)
                                                                --------       --------     --------
Common Shares offering costs charged to paid-in capital               --          (0.00)#      (0.02)
                                                                --------       --------     --------
Net asset value, end of period                                  $  16.55       $  17.24     $  16.13
                                                                ========       ========     ========
Market value, end of period                                     $  14.26       $  14.64     $  13.76
                                                                ========       ========     ========
Total return based on net asset value (a)+                         10.26%         16.05%       15.09%
                                                                ========       ========     ========
Total return based on market value (b)+                            11.87%         15.52%       (6.20)%
                                                                ========       ========     ========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                            $536,258       $558,705     $522,731
Ratio of total expenses to average net assets                       0.93%          0.93%        0.93%**
Ratio of net investment income to average net assets                2.51%          2.45%        2.29%**
Portfolio turnover rate                                               58%            57%          46%
------------------

*   Fund commenced operations on August 19, 2003.

**  Annualized.

#   Amount represents less than $0.01 per share.

(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend
    Reinvestment Plan and changes in net asset value per share and does not reflect sales load.

(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share, all based on Common Share market price per share.

+   Total return is not annualized for periods less than one year.

For More Information

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. The Fund's most recent SAI and certain other information are available free of charge by calling the Fund at (800) 621-1675, on the Fund's website at www.ftportfolios.com or through your financial adviser. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other Fund information, including the Codes of Ethics adopted by First Trust, FTP and the Fund, directly from the Securities and Exchange Commission. Information on the Securities and Exchange Commission's website is free of charge. Visit the Securities and Exchange Commission's on-line EDGAR database at http://www.sec.gov or in person at the Securities and Exchange Commission's Public Reference Room in Washington, DC, or call the Securities and Exchange Commission at (202) 551-5850 for information on the Public Reference Room. You may also request Fund information by writing to the Securities and Exchange Commission's Public Reference Section, 100 F Street, N.E., Washington, DC 20549 or by sending an electronic request, along with a duplication fee to publicinfo@sec.gov.

[GRAPHIC OMITTED]                           FIRST TRUST
                                       VALUE LINE(R) DIVIDEND
                                            INDEX FUND







                          1001 Warrenville Road
                                Suite 300
                          Lisle, Illinois 60532
                             (800) 621-1675
                          www.ftportfolios.com



                                                    SEC File#: 333-125751
                                                                811-21774


Back Cover

                       STATEMENT OF ADDITIONAL INFORMATION


                    INVESTMENT COMPANY ACT FILE NO. 811-21774
                        FIRST TRUST EXCHANGE-TRADED FUND
                  FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND


                             DATED DECEMBER 18, 2006

         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated December 18, 2006 (the "Prospectus") for the First Trust Value Line(R) Dividend Index Fund, a series of the First Trust Exchange-Traded Fund (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, First Trust Portfolios L.P., 1001 Warrenville Road, Lisle, Illinois 60532 or by calling toll free at (800) 621-1675.

                                TABLE OF CONTENTS


GENERAL DESCRIPTION OF THE TRUST AND THE FUND................................1
EXCHANGE LISTING AND TRADING.................................................2
INVESTMENT OBJECTIVE AND POLICIES............................................3
INVESTMENT STRATEGIES........................................................4
SUBLICENSE AGREEMENT........................................................14
INVESTMENT RISKS........................................................... 14
FUND MANAGEMENT.............................................................18
BROKERAGE ALLOCATIONS.......................................................28
CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT, INDEX
   PROVIDER AND EXCHANGE....................................................31
ADDITIONAL INFORMATION......................................................33
PROXY VOTING POLICIES AND PROCEDURES........................................35
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS.......................36
FEDERAL TAX MATTERS.........................................................46
DETERMINATION OF NAV........................................................51
DIVIDENDS AND DISTRIBUTIONS.................................................53
MISCELLANEOUS INFORMATION...................................................54
FINANCIAL STATEMENTS........................................................54

         On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of the First Trust Value Line(R) Dividend Fund (the "Predecessor Fund"). Accordingly, the Fund has adopted the financial statements of the Predecessor Fund. The audited financial statements for the Predecessor Fund's most recent fiscal year appear in its Annual Report to Shareholders for the year ended May 31, 2006, which is attached hereto. The Annual Report was filed with the Securities and Exchange Commission ("SEC") on August 7, 2006. The financial statements from such Annual Report are incorporated herein by reference.

                  GENERAL DESCRIPTION OF THE TRUST AND THE FUND

         The Trust was organized as a Massachusetts business trust on August 8, 2003 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers Shares in ten series, including the First Trust Value Line(R) Dividend Index Fund (the "Fund"), a diversified series. This Statement of Additional Information relates only to the Fund. The shares of the Fund are referred to herein as "Shares" or "Fund Shares." Each series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

         The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Board of Trustees.

         The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter.

         The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund Shares may be disclosed by the Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Trust's Declaration also provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

         The Trust is not required and does not intend to hold annual meetings of shareholders.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations.

         The Fund is managed by First Trust Advisors L.P. (the "Adviser" or "First Trust").

         The Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in the Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). The Shares have been approved for listing and secondary trading on the American Stock Exchange (the "AMEX"). Fund Shares will trade on the AMEX at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.


                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of the Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of the Fund from listing and trading upon termination of the Fund.

         As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         The Fund reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.


                        INVESTMENT OBJECTIVE AND POLICIES

         The Prospectus describes the investment objective and policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

         The Fund is also subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

                   (1) The Fund may not issue senior securities, except as permitted under the 1940 Act.

                   (2) The Fund may not borrow money, except that the Fund may
         (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

                   (3) The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio securities.

                   (4) The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

                   (5) The Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

                   (6) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, Futures Contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

                   (7) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

                   (8) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

         The foregoing fundamental policies and the investment objective of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

         In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies which may be changed by the Board of Trustees.


                              INVESTMENT STRATEGIES

         Under normal circumstances, the Fund will invest at least 90% of its total assets in common stocks that comprise the Value Line(R) Dividend Index (the "Index"). Fund Shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

         Warrants: The Fund may invest in warrants. Warrants acquired by the Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

         Delayed-Delivery Transactions: The Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that net asset value will be adversely affected by purchases of securities in delayed-delivery transactions.

         The Fund will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Illiquid Securities: The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act, as amended, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegates has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

         Money Market Funds: The Fund may invest in shares of money market funds to the extent permitted by the 1940 Act.

         Temporary Investments: The Fund may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A or higher by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.

         Short-term debt securities are defined to include, without limitation, the following:

                   (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

                   (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore certificates of deposit purchased by the Fund may not be fully insured.

                   (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Fund may invest. In addition, the Fund may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund, however, intends to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                   (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody's or Fitch 2 or higher by Fitch.

PORTFOLIO TURNOVER

         The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund's investment portfolio that is sold and replaced with new securities during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by the Fund of increased brokerage costs and expenses.

HEDGING STRATEGIES

General Description of Hedging Strategies

         The Fund may engage in hedging activities. First Trust may cause the Fund to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge the Fund's holdings.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. The Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

         The foregoing limitations are not fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and Futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for Futures and options transactions and proposals to increase the margin requirements for various types of Futures transactions.

Asset Coverage for Futures and Options Positions

         The Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

         The Fund may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

         A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line(R) Composite Indices or a more narrow market index, such as the Standard & Poor's
100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the AMEX, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

         The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Futures Contracts

         The Fund may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by the Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

         An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

         Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract.

         The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

         If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

         Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         A public market exists in Futures Contracts covering a number of indices, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ 100 Index(R), the Value Line(R) Composite Index and the New York Stock Exchange Composite Index.

Options on Futures

         The Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

         The Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

         As with investments in Futures Contracts, the Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by the Fund. The Fund will earmark or set aside in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

         The risks associated with the use of options on Futures Contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.


                              SUBLICENSE AGREEMENT

         The Fund has entered into a sublicense agreement (the "Sublicense Agreement") with Value Line(R) Publishing, Inc. ("Value Line(R)") and First Trust that grants the Fund non-exclusive and non-transferable sublicense to use certain intellectual property of Value Line(R) in connection with the issuance, distribution, marketing and/or promotion of the Fund. Pursuant to the Sublicense Agreement, the Fund has agreed to be bound by certain provisions of a product license agreement between Value Line(R) and First Trust (the "Product License Agreement"). Pursuant to the Product License Agreement, First Trust will pay Value Line(R) an annual license fee of 15 basis points of the average daily NAV of the Fund.


                                INVESTMENT RISKS

Overview

         An investment in the Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in the Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

         Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

ADDITIONAL RISKS OF INVESTING IN THE FUND

Liquidity

         Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for the equity securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Small Capitalization and Mid Capitalization Companies

         The equity securities in the Fund may include small cap and mid cap company stocks. Small cap and mid cap company stocks have customarily involved more investment risk than large capitalization stocks. Small cap and mid cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large cap companies. Some of these companies may distribute, sell or produce products that have recently been brought to market and may be dependent on key personnel.

         The prices of small cap and mid cap company securities are often more volatile than prices associated with large cap company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap and mid cap companies normally have fewer shares outstanding and these shares trade less frequently than large cap companies, it may be more difficult for the Fund which contains these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small cap and mid cap companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange.

Intellectual Property Risk

         The Fund relies on a license from Value Line(R) to First Trust that permits the Fund to use the Value Line(R)'s Index and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Fund. Such license may be terminated by the licensor, and as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that Value Line(R) has all rights to license the use of the Intellectual Property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or Value Line(R) does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

         In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund's overall investments and investment objective.

                   (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.


                                 FUND MANAGEMENT

         The general supervision of the duties performed for the Fund under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Independent Trustees. The Trustees set broad policies for the Fund, choose the Trust's officers and hire the Trust's investment adviser. The officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.


                                                                                                    NUMBER OF
                                                    TERM OF OFFICE                                  PORTFOLIOS IN   OTHER
                                                    AND YEAR FIRST                                  FUND COMPLEX    TRUSTEESHIPS
NAME, ADDRESS                POSITION AND OFFICES   ELECTED OR        PRINCIPAL OCCUPATIONS         OVERSEEN BY     HELD BY
AND DATE OF BIRTH            WITH TRUST             APPOINTED         DURING PAST 5 YEARS           TRUSTEE         TRUSTEE


Trustee who is an Interested
Person of the Trust
----------------------------
James A. Bowen(1)*            President, Chairman   Indefinite term   President, First Trust        30 Portfolios   Trustee of
1001 Warrenville Road,        of the Board, Chief                     Portfolios and First                          Wheaton College
  Suite 300                   Executive Officer     2005              Trust Advisors; Chairman
Lisle, IL 60532               and Trustee                             of the Board of Directors,
D.O.B.: 09/55                                                         BondWave, LLC and
                                                                      Stonebridge Advisors LLC


                                                                        -18-

                                                                                                    NUMBER OF
                                                    TERM OF OFFICE                                  PORTFOLIOS IN   OTHER
                                                    AND YEAR FIRST                                  FUND COMPLEX    TRUSTEESHIPS
NAME, ADDRESS                POSITION AND OFFICES   ELECTED OR        PRINCIPAL OCCUPATIONS         OVERSEEN BY     HELD BY
AND DATE OF BIRTH            WITH TRUST             APPOINTED         DURING PAST 5 YEARS           TRUSTEE         TRUSTEE
Trustees who are not Interested
Persons of the Trust
-------------------------------

Richard E. Erickson           Trustee               Indefinite term   Physician, President          30 Portfolios   None
c/o First Trust Advisors L.P.                                         Wheaton Orthopedics; Co-
1001 Warrenville Road,                              2005              Owner, Co-Director Sports
  Suite 300                                                           Med Center for Fitness;
Lisle, IL 60532                                                       Limited Partner Gundersen
D.O.B.: 04/51                                                         Real Estate Partnership

Thomas R. Kadlec              Trustee               Indefinite term   President, ADM                30 Portfolios   None
c/o First Trust Advisors L.P.                                         Derivatives, Inc. (May
1001 Warrenville Road,                              2005              2005 to Present); Vice
  Suite 300                                                           President, Chief
Lisle, IL 60532                                                       Financial Officer (1990
D.O.B.: 11/57                                                         to Present), ADM Investor
                                                                      Services, Inc. (Futures
                                                                      Commission Merchant);
                                                                      Registered Representative
                                                                      (2000 to Present),
                                                                      Segerdahl & Company,
                                                                      Inc., an NASD member
                                                                      (Broker-Dealer)

Robert F. Keith               Trustee               Indefinite term   President Hibs                22 Portfolios   None
c/o First Trust Advisors L.P.                                         Enterprises Financial and
1001 Warrenville Road,                              2006              Management Consulting
  Suite 300                                                           (2003 to Present);
Lisle, IL 60532                                                       Aramark Service Master
D.O.B.: 11/56                                                         Management Services (2001
                                                                      to 2003); President and
                                                                      Chief Operating Officer,
                                                                      Service Master Management
                                                                      Services (1998 to 2003)

Niel B. Nielson               Trustee               Indefinite term   President (2002 to            30 Portfolios   Director of
c/o First Trust Advisors L.P.                                         Present), Covenant                            Good News
1001 Warrenville Road,                              2005              College; Associate Pastor                     Publishers -
  Suite 300                                                           (1997 to 2002), College                       Crossway
Lisle, IL 60532                                                       Church in Wheaton                             Books;
D.O.B.: 03/54                                                                                                       Covenant
                                                                                                                    Transport Inc.
Officers of the Trust
---------------------

Mark R. Bradley               Treasurer,            Indefinite term   Chief Financial Officer,      N/A             N/A
1001 Warrenville Road,        Controller, Chief                       Managing Director, First
  Suite 300                   Financial Officer     2005              Trust Portfolios and
Lisle, IL 60532               and Chief Accounting                    First Trust Advisors;
D.O.B.: 11/57                 Officer                                 Chief Financial Officer,
                                                                      BondWave LLC and
                                                                      Stonebridge Advisors LLC

Kelley Christensen            Vice President        Indefinite term   Associate, First Trust        N/A             N/A
1001 Warrenville Road,                                                Advisors (1993 to July
  Suite 300                                         2006              2003); Assistant Vice
Lisle, IL 60532                                                       President of First Trust
D.O.B.: 09/70                                                         Advisors and First Trust
                                                                      Portfolios (July 2003 to
                                                                      Present)


                                                                        -19-


                                                                                                    NUMBER OF
                                                    TERM OF OFFICE                                  PORTFOLIOS IN   OTHER
                                                    AND YEAR FIRST                                  FUND COMPLEX    TRUSTEESHIPS
NAME, ADDRESS                POSITION AND OFFICES   ELECTED OR        PRINCIPAL OCCUPATIONS         OVERSEEN BY     HELD BY
AND DATE OF BIRTH            WITH TRUST             APPOINTED         DURING PAST 5 YEARS           TRUSTEE         TRUSTEE

James M. Dykas               Assistant Treasurer    Indefinite term   Vice President, First         N/A             N/A
1001 Warrenville Road,                                                Trust Portfolios L.P.
  Suite 300                                         2005              (January 2005 to
Lisle, IL 60532                                                       present); Executive
D.O.B.: 01/66                                                         Director of Van Kampen
                                                                      Asset Management and
                                                                      Morgan Stanley Investment
                                                                      Management (December 2002
                                                                      to January 2005); Vice
                                                                      President, Van Kampen
                                                                      Asset Management and
                                                                      Morgan Stanley Investment
                                                                      Management (December 2000
                                                                      to December 2002)


W. Scott Jardine             Secretary and Chief    Indefinite term   General Counsel, First        N/A
N/A 1001 Warrenville Road,   Compliance Officer                       Trust Portfolios and
  Suite 300                                         2005              First Trust Advisors;
Lisle, IL 60532                                                       Secretary, BondWave, LLC
D.O.B.: 05/60                                                         and Stonebridge Advisors LLC


Daniel J. Lindquist           Vice President        Indefinite term   Senior Vice President,        N/A             N/A
1001 Warrenville Road,                                                First Trust Advisors,
  Suite 300                                          2005             L.P.; Senior Vice President,
Lisle, IL 60532                                                       First Trust Portfolios L.P.
D.O.B.: 02/70                                                         (April 2004 to present);
                                                                      Chief Operating Officer,
                                                                      Mina Capital Management,
                                                                      LLC (January 2004 to
                                                                      April 2004); Chief
                                                                      Operating Officer,
                                                                      Samaritan Asset
                                                                      Management Service, Inc.


Kristi A. Maher               Assistant Secretary   Indefinite term   Assistant General Counsel     N/A             N/A
1001 Warrenville Road,                                                (March 2004 to Present),
  Suite 300                                         2005              First Trust Portfolios
Lisle, IL 60532                                                       and First Trust Advisors
D.O.B.: 12/66                                                         L.P.; Associate (1995 to
                                                                      March 2004), Chapman and
                                                                      Cutler LLP


Roger Testin                  Vice President        Indefinite term   Senior Vice President,        N/A             N/A
1001 Warrenville Road,                                                First Trust Advisors L.P.
  Suite 300                                         2005              (August 2001 to Present),
Lisle, IL 60532                                                       Senior Vice President,
D.O.B.: 06/66                                                         First Trust Portfolios
                                                                      L.P. (August 2004 to
                                                                      Present); Analyst (1998
                                                                      to 2001), Dolan Capital
                                                                      Management

Stan Ueland                   Assistant Vice        Indefinite term   Vice President of First       N/A             N/A
1001 Warrenville Road,        President                               Trust and First Trust
  Suite 300                                         2006              Portfolios (August 2005
Lisle, IL 60532                                                       to present); Vice
D.O.B.: 11/70                                                         President; BondWave LLC
                                                                      (May 2004 - August 2005);
                                                                      Account Executive, Mina
                                                                      Capital Management
                                                                      LLC and Samaritan
                                                                      Asset Management
                                                                      LLC (January  2003
                                                                      through May 2004);
                                                                      Sales Consultant,
                                                                      Oracle Corporation
                                                                      (January 1997
                                                                      through January 2003)
--------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position of President of First Trust, investment adviser of the Fund.

         The Board of Trustees of the Trust has four standing committees: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board in respect of the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee. During the last fiscal year, the Executive Committee held one meeting.

         The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust's Board of Trustees. Messrs. Erickson, Nielson, Kadlec and Keith are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Fund shall mail such recommendation to W. Scott Jardine at the Fund's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and
(e) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held two meetings.

         The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec, Nielson and Keith are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held one meeting.

         The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held two meetings.

         Messrs. Erickson, Kadlec, Nielson and Bowen are also trustees of First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust with eight portfolios, and Messrs. Erickson Nielson, Kadlec, Keith and Bowen are trustees of the First Trust Value Line(R) 100 Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund, closed-end funds advised by First Trust, and First Trust Exchange-Traded Fund II and First Trust Exchange-Traded AlphaDEX Fund, exchange-traded funds advised by First Trust. None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Trust hold the same positions with the First Defined Portfolio Fund, LLC, First Trust Exchange Traded Fund II, First Trust Exchange-Traded AlphaDEX Fund, First Trust Value Line(R) 100 Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund (collectively with the Trust, the "First Trust Fund Complex") as they hold with the Trust.

         Each investment company in the First Trust Fund Complex pays each Trustee who is not an officer or employee of First Trust, any sub-adviser or any of their affiliates ("Independent Trustees") an annual retainer of $10,000, which includes compensation for all board and committee meetings. No additional meeting fees are paid in connection with board or committee meetings. Additionally, Mr. Kadlec is paid annual compensation of $10,000 to serve as the Lead Trustee, with such compensation paid by the investment companies in the First Trust Fund Complex and divided among those investment companies. Until January 1, 2006, additional fees of $1,000 and $5,000 were paid to Independent Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees were shared by the investment companies in the First Trust Fund Complex that participated in the particular meeting and were not per investment company fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

         The following table sets forth the estimated compensation to be paid by the Fund projected during the Fund's full fiscal year to each of the Trustees, the estimated total compensation to be paid to each of the Trustees by the First Trust Fund Complex for a full calendar year and the aggregate compensation paid to the Trustees by the Predecessor Fund for the 2005 calendar year. The Fund has no retirement or pension plans. The officers and Trustees who are "interested persons" as designated above serve without any compensation from the Fund.


                                                         ESTIMATED TOTAL COMPENSATION
                                ESTIMATED AGGREGATE          FROM THE FIRST TRUST         AGGREGATE COMPENSATION FROM
 NAME OF TRUSTEE            COMPENSATION FROM FUND (1)          FUND COMPLEX(2)             THE PREDECESSOR FUND (4)
 James A. Bowen                         $0                            $0                             $0
 Richard E. Erickson                  $1,652                       $140,000                      $10,399.58
 Thomas R. Kadlec                     $1,770                       $150,000                      $10,399.56
 Niel B. Nielson                      $1,652                       $140,000                      $10,399.58
 Robert F. Keith(3)                   $1,652                       $130,000                          $0
--------------------

(1) The compensation estimated to be paid by the Fund to the Trustees for the full fiscal year for services to the Fund.

(2) The total estimated compensation to be paid to Messrs. Erickson, Kadlec and Nielson, Independent Trustees, from the Fund and the First Trust Fund Complex for a full calendar year is based on estimated compensation to be paid to these Trustees for a full calendar year for services as Trustees to the Trust and the First Defined Portfolio Fund, LLC, an open-end fund (with eight portfolios) advised by First Trust, plus estimated compensation to be paid to these trustees by the First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX Fund, the First Value Line(R) 100 Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the First Trust/Four Corners Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the Energy Income and Growth Fund, the First Trust/Fiduciary Asset Management Covered Call Fund, the First Trust/Aberdeen Global Opportunity Income Fund, the First Trust/FIDAC Mortgage Income Fund, the First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, the First Trust Tax-Advantaged Preferred Income Fund and the First Trust/Aberdeen Emerging Opportunity Fund. The total estimated compensation to be paid to Mr. Keith, an Independent Trustee, from the Fund and the other funds in the First Trust Fund Complex for a full calendar year is based on estimated compensation to be paid to Mr. Keith for a full calendar year for his service as Trustee to the Trust, and estimated compensation to be paid to this trustee by the First Trust Value Line(R) 100 Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the First Trust/Four Corners Senior Floating Rate Income Fund , the First Trust/Four Corners Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the First Trust/Fiduciary Asset Management Covered Call Fund, the First Trust/Aberdeen Global Opportunity Income Fund, the First Trust/FIDAC Mortgage Income Fund, the First Trust Strategic High Income Fund, the First Trust Strategic High Income Fund II, the First Trust Tax-Advantaged Preferred Income Fund and the First Trust/Aberdeen Emerging Opportunity Fund.

(3) Mr. Keith's actual total compensation for 2006 will be less than the estimated amount because he joined the Board of Trustees on June 12, 2006.

(4) On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of the Predecessor Fund.

         The Trust has no employees. Its officers are compensated by First
Trust.



         The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2005:

                                                  AGGREGATE DOLLAR RANGE OF
                                                     EQUITY SECURITIES IN
                      DOLLAR RANGE OF        ALL REGISTERED INVESTMENT COMPANIES
                     EQUITY SECURITIES              OVERSEEN BY TRUSTEE IN
TRUSTEE                 IN THE FUND                FIRST TRUST FUND COMPLEX
Mr. Bowen                 None                          Over $100,000
Mr. Erickson              None                          $50,001-$100,000
Mr. Kadlec                None                          $50,001-$100,000
Mr. Keith(1)              None                          $0
Mr. Nielson               None                          $10,001-$50,000

(1) Mr. Keith became Trustee on June 12, 2006.

         As of December 13, 2006, the Trustees of the Trust who are not "interested persons" of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

         As of December 13, 2006, the officers and trustees of the Trust, in the aggregate owned less than 1% of the Shares of the Fund.

         As of December 13, 2006, no person owned of record, or is known by the Trust to own of record, beneficially 5% or more of the Shares of the Fund.

         The Board of Trustees, including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") for the Fund for an initial two-year term at a meeting held on July 26, 2006. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

         Investment Adviser. First Trust provides investment tools and portfolios for advisers and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

         First Trust acts as investment adviser for and manages the investment and reinvestment of the assets of the Fund. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

         Pursuant to an Investment Management Agreement between First Trust and the Trust, the Fund has agreed to pay an annual management fee equal to 0.50% of its average daily net assets.

         The Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average net assets until two years after the issuance of Fund Shares. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

         Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until October 13, 2008 and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Fund.

         First Trust is located at 1001 Warrenville Road, Lisle, Illinois 60532.

         On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of the Predecessor Fund. Accordingly, the Fund has adopted the financial statements of the Predecessor Fund. The following table sets forth the management fees (net of fee waivers and expense reimbursements) paid by the Predecessor Fund and the fees waived and expenses reimbursed by First Trust for the specified period.


                                                                AMOUNT OF FEES
                        AMOUNT OF MANAGEMENT FEES (NET OF    WAIVED AND EXPENSES
                             FEE WAIVERS AND EXPENSE             REIMBURSED
        PERIOD           REIMBURSEMENTS BY FIRST TRUST)        BY FIRST TRUST

  8/19/2003-5/31/2004              $2,425,442                      $0
  6/1/2004-5/31/2005               $3,542,990                      $0
  6/1/2005-5/31/2006               $3,598,042                      $0

         Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Fund. There are currently six members of the Investment Committee, as follows:


                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS
Daniel J. Lindquist             Senior Vice President       2 years                  Senior Vice President, First
                                                                                     Trust Advisors L.P.; Senior
                                                                                     Vice President First Trust
                                                                                     Portfolios L.P. (April 2004 to
                                                                                     present); Chief Operating
                                                                                     Officer, Mina Capital
                                                                                     Management, LLC (January 2004
                                                                                     to April 2004); Chief
                                                                                     Operating Officer, Samaritan
                                                                                     Asset Management Service, Inc.
                                                                                     (April 2000 to January 2004)

Robert F. Carey                 Chief Investment Officer    15 years                 Chief Investment Officer and
                                and Senior Vice President                            Senior Vice President of First
                                                                                     Trust; Senior Vice President
                                                                                     of First Trust Portfolios L.P.

Jon C. Erickson                 Senior Vice President       13 years                 Senior Vice President of First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (August 2002
                                                                                     to present); Vice President of
                                                                                     First Trust and First Trust
                                                                                     Portfolios L.P. (March 1994 to
                                                                                     August 2002)

David G. McGarel                Senior Vice President       9 years                  Senior Vice President of First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (August 2002
                                                                                     to present); Vice President of
                                                                                     First Trust and First Trust
                                                                                     Portfolios L.P. (August 1997
                                                                                     to August 2002)

Roger F. Testin                 Senior Vice President       5 years                  Senior Vice President of First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (August 2001
                                                                                     to present); Analyst, Dolan
                                                                                     Capital Management (1998 to
                                                                                     2001)

                                                        -26-

                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

Stan Ueland                     Vice President              1 year                   Vice President of First Trust
                                                                                     and First Trust Portfolios
                                                                                     (August 2005 to present); Vice
                                                                                     President; BondWave LLC (May
                                                                                     2004 - August 2005); Account
                                                                                     Executive, Mina Capital
                                                                                     Management LLC and Samaritan
                                                                                     Asset Management LLC (January
                                                                                     2003 through May 2004); Sales
                                                                                     Consultant, Oracle Corporation
                                                                                     (January 1997 through January
                                                                                     2003)

         Daniel J. Lindquist: As Senior Vice President of First Trust, Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Fund's investment strategies.

         David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

         Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

         Roger F. Testin: Mr. Testin is the head of First Trust's Portfolio Management Group.

         Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

         Stan Ueland: Mr. Ueland is a Vice President of First Trust and FTP and plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust.

         Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as Fund performance or the value of assets included in the Fund's portfolios. In addition, Mr. Carey, Mr. Erickson and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

         The Investment Committee manages the investment vehicles with the number of accounts and assets, as of December 31, 2005, set forth in the table below:


                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE


                               REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                                     COMPANIES                   VEHICLES
                                 NUMBER OF ACCOUNTS         NUMBER OF ACCOUNTS
INVESTMENT COMMITTEE MEMBER          ($ ASSETS)                 ($ ASSETS)

Robert F. Carey                 26 ($1,406,000,000)               0 ($0)
Roger F. Testin                 26 ($1,406,000,000)          2 ($51,000,000)
Jon C. Erickson                 26 ($1,406,000,000)               0 ($0)
David G. McGarel                26 ($1,406,000,000)               0 ($0)
Daniel J. Lindquist             26 ($1,406,000,000)               0 ($0)
Stan Ueland(1)                         0 ($0)                     0 ($0)

(1) Mr. Ueland became a member of the Investment
Committee in October 2006.

         None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Fund's investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Fund and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Fund and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Fund and other accounts managed by the Investment Committee. None of the members of the Investment Committee own interests in the Fund.


                              BROKERAGE ALLOCATIONS

         First Trust is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.

         Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

         In light of the above, in selecting brokers, First Trust may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. First Trust believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to First Trust under the Investment Management Agreement are not reduced as a result of receipt by First Trust of research services. First Trust has advised the Board that it does not use soft dollars.

         First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Fund. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

BROKERAGE COMMISSIONS

         On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of the Predecessor Fund. Accordingly, the Fund has adopted the financial statements of the Predecessor Fund. The following table sets forth the aggregate amount of brokerage commissions paid by the Predecessor Fund for the specified period:

                                                AGGREGATE AMOUNT OF
                PERIOD                        BROKERAGE COMMISSIONS

          8/19/2003-5/31/2004                     $470,778.94
          6/1/2004-5/31/2005                      $308,700.20
          6/1/2005-5/31/2006                      $317,923.08

         Administrator. The Bank of New York ("BONY") serves as Administrator for the Fund. Its principal address is 101 Barclay St., New York, NY 10286.

         BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BONY will generally assist in all aspects of the Trust's and the Fund's operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

         Pursuant to the Fund Administration and Accounting Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

         Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Fund has agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. This fee is subject to reduction for assets over $1 billion.

         On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of the Predecessor Fund. Accordingly, the Fund has adopted the financial statements of the Predecessor Fund. PFPC Inc. ("PFPC") was the administrator for the Predecessor Fund. PFPC's principal address is 4400 Computer Drive, Westboro, MA 01581. The following table sets forth the amount paid to PFPC by the Predecessor Fund for the specified period for its services as the administrator of the Predecessor Fund.



                PERIOD                   AGGREGATE AMOUNT PAID TO ADMINISTRATOR

          8/19/2003-5/31/2004                           $328,461
          6/1/2004-5/31/2005                            $476,060
          6/1/2005-5/31/2006                            $482,836


  CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT, INDEX PROVIDER
                                  AND EXCHANGE

         Custodian. BONY, as custodian for the Fund pursuant to a Custody Agreement, holds the Fund's assets. BONY also serves as transfer agent of the Fund pursuant to a Transfer Agency and Service Agreement. As Fund accounting agent, BONY calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY may be reimbursed by the Fund for its out-of-pocket expenses.

         Distributor. First Trust Portfolios L.P. is the Distributor of the Fund's Shares. Its principal address is 1001 Warrenville Road, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Fund may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Fund's method of distribution. However, no such fee is currently charged to the Fund, and there are no plans in place to impose such a fee.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

         The Distribution Agreement provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

         Index Provider. The Index that the Fund seeks to track is compiled by Value Line(R).

         Value Line(R) is not affiliated with the Fund or with First Trust. The Fund is entitled to use the Index pursuant to a sublicensing arrangement with First Trust, which in turn has a licensing agreement with Value Line(R).

         VALUE LINE PUBLISHING, INC.'S ("VLPI") ONLY RELATIONSHIP TO FIRST TRUST ADVISORS L.P. ("FTA") IS VLPI'S LICENSING TO FTA OF CERTAIN VLPI TRADEMARKS AND TRADE NAMES AND THE VALUE LINE(R) DIVIDEND INDEX (THE "INDEX"), WHICH ARE COMPOSED BY VLPI WITHOUT REGARD TO FTA, THE FIRST TRUST VALUE LINE EQUITY ALLOCATION INDEX FUND PRODUCT OR ANY INVESTOR. VLPI HAS NO OBLIGATION TO TAKE THE NEEDS OF FTA OR ANY INVESTOR IN THE PRODUCT INTO CONSIDERATION IN COMPOSING THE INDEX. THE PRODUCT RESULTS MAY DIFFER FROM THE HYPOTHETICAL OR PUBLISHED RESULTS OF THE INDEX. VLPI IS NOT RESPONSIBLE FOR HOW FTA MAKES USE OF INFORMATION SUPPLIED BY VLPI. VLPI IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND COMPOSITION OF THE PRODUCT OR THE TIMING OF THE ISSUANCE FOR SALE OF THE PRODUCT OR IN THE CALCULATION OF THE EQUATIONS BY WHICH THE PRODUCT IS TO BE CONVERTED INTO CASH. VLPI MAKES NO WARRANTY CONCERNING THE INDEX, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR

PURPOSE OR ANY PERSON'S INVESTMENT PORTFOLIO, OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE INDEX OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE INDEX WILL MEET ANY REQUIREMENTS OR BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE INDEX OR PRODUCT. VLPI HAS NO OBLIGATION OR LIABILITY
(I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE INDEX OR THE PRODUCT.

         VALUE LINE IS A REGISTERED TRADEMARK OF VALUE LINE, INC. OR VALUE LINE PUBLISHING, INC. THAT ARE LICENSED TO FIRST TRUST ADVISORS L.P. THE FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND PRODUCT IS NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING, INC., VALUE LINE, INC., VALUE LINE SECURITIES, INC. OR ANY OF THEIR AFFILIATES. FIRST TRUST ADVISORS L.P. IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

         First Trust has entered into the Index Calculation and License Agreement with AMEX pursuant to which AMEX will serve as the calculation agent for the Index. As the calculation agent, AMEX will be responsible for the management of the day-to-day operations of the Index on behalf of Value Line(R), including calculating the value of the Index every 15 seconds, widely disseminating the Index value every 15 seconds and tracking corporate actions resulting in Index adjustments.

         Exchange. The only relationships that the AMEX has with First Trust or the Distributor of the Fund in connection with the Fund are that the AMEX lists the Shares of the Fund pursuant to its Listing Agreement with the Trust. The AMEX is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. The AMEX has no obligation or liability in connection with the administration, marketing or trading of the Fund.


                             ADDITIONAL INFORMATION

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.


                      PROXY VOTING POLICIES AND PROCEDURES

         The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

         A senior member of First Trust is responsible for oversight of the Fund's proxy voting process. First Trust has engaged the services of Institutional Shareholder Services, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Fund. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests First Trust to follow specific voting guidelines or additional guidelines, First Trust will review the request and inform the client only if First Trust is not able to follow the client's request.

         First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

         Information regarding how the Fund votes future proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available upon request and without charge on the Fund's website at www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for the Fund is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios, L.P., 1001 Warrenville Road, Lisle, Illinois 60532.

         Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of the Fund. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

         Code of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.


              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash

Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by First Trust with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will at the expense of the Fund and will affect the value of all Shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

         Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time in order to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by First Trust and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted in order to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below).

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The Standard Creation/Redemption Transaction Fee for the Fund will be $500. The Maximum Creation/Redemption Transaction Fee for the Fund will be $2,000.

         Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may he incurred by the Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for the Fund are the same as the creation fees set forth above.

         Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

         Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit

Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

         The chart below describes in further detail the placement of redemption orders outside the clearing process.


                            TRANSMITTAL            NEXT BUSINESS           SECOND BUSINESS          THIRD BUSINESS
                            DATE (T)               DAY (T+1)               DAY (T+2)                DAY (T+3)
 CREATION THROUGH
 NSCC

 STANDARD ORDERS           4:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

 CUSTOM ORDERS             3:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

                           Orders received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.


 CREATION OUTSIDE
 NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by the
                           received by the        Fund's account through
                           Distributor. DTC.

                                                  2:00 p.m. (ET)

                                                  Cash Component must be
                                                  received by the Custodian.

 STANDARD ORDERS CREATED   4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               1:00 p.m.
 IN ADVANCE OF RECEIPT
 BY THE TRUST OF ALL OR    Order in proper        Available Deposit                                 Missing Deposit
 A PORTION OF THE          form must be           Securities.                                       Securities are due to
 DEPOSIT SECURITIES        received by the                                                          the Trust or the Trust
                           Distributor.           Cash in an amount equal                           may use cash on deposit
                                                  to the sum of (i) the                             to purchase missing
                                                  Cash Component, plus                              Deposit Securities.
                                                  (ii) 115% of the market
                                                  value of the                                      Creation Unit
                                                  undelivered Deposit                               Aggregations will be
                                                  Securities.                                       delivered.

                                                                -44-


                            TRANSMITTAL            NEXT BUSINESS           SECOND BUSINESS          THIRD BUSINESS
                            DATE (T)               DAY (T+1)               DAY (T+2)                DAY (T+3)

 CUSTOM ORDERS             3:00 p.m.              11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by the
                           received by the        Fund's account through
                           Distributor. DTC.

                           Order received         2:00 p.m. (ET)
                           after 3:00 p.m.
                           will be treated as     Cash Component must be
                           standard orders.       received by the Orders
                                                  Custodian.

 REDEMPTION THROUGH
 NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent.

                           Orders received
                           after 4:00 p.m.
                           (ET) will be deemed
                           received on the
                           next business day
                           (T+1)

 CUSTOM ORDERS             3:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent

                           Order received after
                           3:00 p.m. will be
                           treated as standard
                           orders.

 REDEMPTION OUTSIDE
 NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 4:00 p.m.
                           (ET) will be deemed    Cash Component, if any,
                           received on the        is due.
                           next business day
                           (T+1).

                                                  *If the order is not in
                                                  proper form or the Fund
                                                  Shares are not delivered,
                                                  then the order will not be
                                                  deemed received as of T.

                                                        -45-


                            TRANSMITTAL            NEXT BUSINESS           SECOND BUSINESS          THIRD BUSINESS
                            DATE (T)               DAY (T+1)               DAY (T+2)                DAY (T+3)

 CUSTOM ORDERS             3:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 3:00 p.m.
                           will be treated as     Cash Component, if any,
                           standard orders.       is due.

                                                  *If the order is not in
                                                  proper form or the Fund
                                                  Shares are not delivered,
                                                  then the order will not be
                                                  deemed received as of T.



                               FEDERAL TAX MATTERS

         This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign tax consequences.

         This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

         As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

         The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code (the "Code").

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

         Dividends paid out of the Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by the Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

         These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Fund will provide notice to its shareholders of the amount of any distributions which may be taken into account as a dividend which is eligible for the capital gains tax rates. The Fund can not make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

         A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

         Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of Shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

         If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND'S INVESTMENTS

         Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

         The Fund's transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

BACKUP WITHHOLDING

         The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

         Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

         Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

         Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities and that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

         Income Effectively Connected. If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXATION

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.


                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The per share NAV of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. The Fund's NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

                   (1) Common stocks and other equity securities listed on any national or foreign exchange or on NASDAQ(R) will be valued at the last sale price for all exchanges other than NASDAQ(R) and the official closing price for NASDAQ(R) on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation day, securities traded principally on an exchange or on NASDAQ(R) will be valued at the mean between the most recent bid and ask prices.

                   (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

                   (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

                   (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

         In addition, the following types of securities will be valued as follows:

                   (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

                   (2) Fixed income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis.

                   (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term purchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

                   (4) Structured Products, including currency-linked notes, credit-linked notes and other similar instruments, will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular structured product and the market rates for similar transactions, the structured product will be valued at its exit price.

                   (5) Interest rate swaps and credit default swaps will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular swap and the market rates for similar transactions, the swap will be valued at its exit price.

         The value of any portfolio security held by the Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

         Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

         The Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.


                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.


                            MISCELLANEOUS INFORMATION

         Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

         Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the Fund's independent registered public accounting firm. They audit the Fund's financial statements and perform other related audit services.


                              FINANCIAL STATEMENTS

         On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of the Predecessor Fund. The audited financial statements and notes thereto for the Fund, contained in the Annual Report to Shareholders of the Predecessor Fund for the period ended May 31, 2006, are incorporated by reference into this Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. The Annual Report is attached to this Statement of Additional Information.

--------------------------------------------------------------------------------
                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                                  ANNUAL REPORT
                         FOR THE YEAR ENDED MAY 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST VALUE LINE(R) DIVIDEND FUND (FVD)
                                  MAY 31, 2006

Shareholder Letter..........................................................   1
Portfolio Commentary........................................................   2
Portfolio Components........................................................   4
Portfolio of Investments....................................................   5
Statement of Assets and Liabilities.........................................  10
Statement of Operations.....................................................  11
Statements of Changes in Net Assets.........................................  12
Financial Highlights........................................................  13
Notes to Financial Statements...............................................  14
Report of Independent Registered Public Accounting Firm.....................  17
Additional Information......................................................  18
    Dividend Reinvestment Plan
    Proxy Voting Policies and Procedures
    Portfolio Holdings
    Tax Information
    By-Law Amendments
    Advisory Agreement
Board of Trustees and Officers..............................................  21

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the First Trust Value Line(R) Dividend Fund's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                            HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Robert F. Carey, who is the Chief Investment Officer of the Advisor, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, Mr. Carey and personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST VALUE LINE(R) DIVIDEND FUND (FVD)
                                 ANNUAL REPORT
                                  MAY 31, 2006

Dear Shareholders:

We are pleased to inform you that the First Trust Value Line(R) Dividend Fund (the "Fund") (AMEX Symbol: FVD) continued to provide increased income and price appreciation for the one-year period ended May 31, 2006. The Fund seeks to provide total return through a combination of current income and capital appreciation by investing in common stocks that pay above-average dividends and have the potential for capital appreciation. For more information on the Fund's performance, please read the portfolio commentary found on the following pages.

Dividend-paying stocks have had a significant impact on stock performance and we believe they will continue to reward investors over the long term. According to Ibbotson Associates, dividends have provided approximately 43% of the 10.4% average annual total return on the S&P 500 Index from January 1926 through December 2005. Stocks alone provided a 5.9% average annual return. With dividends, the return increases to 10.4%.

On June 26, 2006, the Fund announced the adoption of a policy to make regular monthly distributions of $0.08786 per share. The Fund declared the first distribution under the new policy, which will be payable on July 17, 2006 to shareholders of record on July 6, 2006. The Fund's previous policy was to make regular quarterly distributions.

Also on June 26, 2006, the Fund announced that it has adopted an open-market share repurchase program. Under the program, the Fund may purchase up to an aggregate of 4,860,000 shares in open-market transactions at the discretion of First Trust Advisors L.P., the Fund's advisor. The repurchase limit represents approximately 15% of the Fund's outstanding shares.

First Trust Advisors L.P. serves as investment advisor or portfolio supervisor to investment portfolios with approximately $25 billion in assets which it managed or supervised as of May 31, 2006. We appreciate the opportunity to assist you in achieving your financial goals and thank you for your confidence.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of the First Trust Value Line(R) Dividend Fund
July 14, 2006

[PHOTO OF ROBERT F. CAREY]

ROBERT F. CAREY, CFA SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 20 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (CFA) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV and CNBC and has been quoted by several publications, including THE WALL STREET JOURNAL, THE WALL STREET REPORTER, BLOOMBERG NEWS SERVICE, and REGISTERED REP.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

OVERVIEW

The First Trust Value Line(R) Dividend Fund ("FVD" or the "Fund") posted a market price total return of 11.9% and a net asset value ("NAV") total return of 10.3% for the one-year period ended May 31, 2006. Over the same one-year period, the S&P 500 Index gained 8.6%. The Fund distributed $0.4175 per share in ordinary income, $0.32 in short-term capital gains, and $1.38 in long-term capital gains for the one-year period ended May 31, 2006. The Fund's distribution rate, based on market price, was 3.0% as of May 31, 2006. FVD carried a beta of 0.80 as of May 31, 2006, according to Bloomberg. FVD traded at a 13.8% discount to its NAV on May 31, 2006. Its daily trading volume throughout the period averaged 87,114 shares.

Following is a review of the portfolio strategy, composition, investment environment and performance results of FVD for the one-year period ended May 31, 2006.

INVESTMENT STRATEGY

The investment objective of the Fund is to provide total return through a combination of current income and capital appreciation. The Fund will invest substantially all, but in no event less than 80%, of its net assets in the stocks that are selected through application of a disciplined investment strategy applied to the universe of stocks which Value Line(R) gives a Safety(TM) Ranking of #1 and #2 in the Value Line(R) Safety(TM) Ranking System. The Fund seeks to achieve its investment objective by investing in common stocks that pay above-average dividends and have the potential for capital appreciation. On the last Friday of each month, the Fund's investment advisor, First Trust Advisors L.P., ("First Trust") reapplies the Fund's investment strategy and makes portfolio adjustments to match any changes made to the common stocks selected through this application of the investment strategy and reweights the portfolio as of such date. The Fund does not employ leverage.

DISTRIBUTIONS

The Fund distributed $0.4175 per share in ordinary income, $0.32 in short-term capital gains, and $1.38 in long-term capital gains for the one-year period ended May 31, 2006. The Fund's distribution rate, based on market price, was 3.0% as of May 31, 2006.

On June 26, 2006, the Fund announced the adoption of a policy to make regular monthly distributions of $0.08786 per share. The Fund declared the first distribution under the new policy, which will be payable on July 17, 2006 to shareholders of record on July 6, 2006. The Fund's previous policy was to make regular quarterly distributions.

COMPOSITION OF THE FUND

The Fund held 178 issues on May 31, 2006. Over the past 12 months, 63 stocks were sold and 64 were bought. As of May 31, 2006, the average market capitalization of the stocks in the portfolio was $29.0 billion, up from $26.9 billion a year ago. The largest market capitalization holding in the portfolio was $368.5 billion, down from $386.7 billion a year ago. The smallest was $1.0 billion, up from $993.0 million a year ago.

SECTOR DIVERSIFICATION

The following breakdown illustrates the major economic sector weightings, according to S&P's Global Industry Classification Standard, for FVD as of May 31, 2005 and MAY 31, 2006: Basic Materials (4.0%; 3.4%); Consumer Discretionary (5.8%; 6.7%); Consumer Staples (12.0%; 12.7%); Energy (5.2%; 4.5%); Financial
Services (38.3%; 38.8%); Health Care (4.6%; 5.0%); Industrials (6.3%; 3.9%);
Information Technology (0.0%; 0.5%); Telecommunications (2.9%; 2.8%); Utilities (19.8%; 20.9%); and Cash & Equivalents (1.1%; 0.8%).

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE OF THE FUND

The Fund posted positive returns for the fiscal year ended May 31, 2006, based both on market price and NAV total returns relative to the S&P 500 Index. The Fund's total return was 11.9% based on market price and 10.3% based on NAV for the one-year period ended May 31, 2006. Over the same one-year period, the S&P 500 Index gained 8.6%. One factor that contributed positively to the Fund's performance was an overweight position in financial stocks. Financials was the third best performing sector in the benchmark, with a return of 14.6% for the one-year period ended May 31, 2006. Conversely, the Fund had an underweight position in energy stocks relative to the benchmark. The energy sector was the period's best performing sector in the benchmark, returning 29.0%. The underweighted position was one factor which contributed negatively to the Fund's performance versus the benchmark over the one-year reporting period.

MARKET AND ECONOMIC OVERVIEW

Overall, stock markets performed in line with or above long-term averages with particular strength in small and mid-cap stocks. The companies in the S&P 500 (large-cap), S&P 400 (mid-cap) and S&P 600 (small-cap) indexes increased, including dividends, with returns of 8.6%, 15.6% and 17.6%, respectively, for the 12-month period ended May 31, 2006. After lagging behind large-cap stocks in the 1990s, small and mid-cap stocks have substantially outperformed their large-cap counterparts so far this decade.

In our opinion, equity market conditions remained favorable throughout most of the period, with particular strength from late October 2005 through early May 2006, as economic conditions improved from the lower expectations brought about by severe weather conditions in the Gulf Region. However, starting in early May 2006, stock markets began to experience meaningful weakness, particularly the shares of those companies that had experienced the greatest increase in price leading up to that point. May 2006 saw the S&P Small- and Mid-Cap stock indexes decline by approximately 4.5%, considerably higher than the 2.5% decline for the S&P 500 Large-Cap index.

The Federal Open Market Committee raised interest rates steadily during the period from 3% to 5% due to increased inflation expectations. The inflation rate, as measured by the Consumer Price Index, increased from 2.8% to 3.5% on an annual basis. Most of the increase in interest rates was likely due to the strong recovery in capacity utilization and sharply higher commodity prices as evidenced by the price of gold. According to Bloomberg, gold reached a 26-year high of $732 an ounce on May 12, 2006.

Typically, higher interest rates put pressure on equity valuations and so the positive performance of equities for the one-year period ended May 31, 2006 is notable and can most likely be explained by strong earnings performance. Earnings for the S&P 500 Index in the first quarter 2006 were 19.4% higher than the same period a year earlier with 67.6% of companies beating consensus earnings estimates. Consensus earnings estimates in April and May continued to increase according to the Institutional Broker's Estimate System. The S&P 500 Index has posted double-digit earnings growth for the past 16 consecutive quarters.

IN CLOSING

Historically, the market has favored quality companies that pay dividends. The recent extension of the 2003 qualified dividend tax rate cut through 2010 from 2008 for dividends and long-term gains was positive for equities. Since the start of 2003, there have been 972 dividend increases and 45 companies that have started to pay dividends in the S&P 500; whereas there were just 26 decreases and 11 suspensions over this same period, according to Standard & Poor's. For the 12-month period ended May 2006, dividend-paying stocks gained 13.9%, vs. 14.1% for the non-payers. The number of dividend increases (S&P 500) year-to-date since the beginning of 2006 totaled 162, down slightly from the 163 registered over the same period in 2005, but still well above the 130 increases registered in 2004. A total of 386 companies in the S&P 500 Index currently pay a dividend. The dividend yield on the S&P 500 Index was 1.93% at the end of May. According to Standard & Poor's, dividends are now growing faster than earnings. We believe dividend-paying stocks will continue to reward investors over the long term.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO COMPONENTS+
MAY 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Commercial Banks                                                           17.9%
Real Estate Investment Trusts (REITS)                                      11.1%
Multi-Utilities                                                             9.7%
Food Products                                                               7.8%
Electric Utilities                                                          5.7%
Insurance                                                                   5.6%
Gas Utilities                                                               5.1%
Oil, Gas & Consumable Fuels                                                 4.5%
Pharmaceuticals                                                             3.9%
Media                                                                       2.8%
Thrifts & Mortgage Finance                                                  2.8%
Chemicals                                                                   2.3%
Diversified Telecommunication Services                                      2.2%
Household Products                                                          1.7%
Commercial Services & Supplies                                              1.7%
Beverages                                                                   1.7%
Household Durables                                                          1.1%
Containers & Packaging                                                      1.1%
Health Care Equipment & Supplies                                            1.1%
Electrical Equipment                                                        1.1%
Industrial Conglomerates                                                    1.1%
Capital Markets                                                             1.1%
Food & Staples Retailing                                                    1.1%
Textiles, Apparel & Luxury Goods                                            0.6%
Personal Products                                                           0.6%
Hotels, Restaurants & Leisure                                               0.6%
Leisure Equipment & Products                                                0.6%
Independent Power Producers & Energy Traders                                0.6%
Computers & Peripherals                                                     0.6%
Auto Components                                                             0.6%
Wireless Telecommunication Services                                         0.6%
Diversified Financial Services                                              0.5%
Distributors                                                                0.5%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.


Page 4                 See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2006

                                                                    MARKET
  SHARES                                                            VALUE
-----------                                                     --------------
COMMON STOCKS - 99.0%

              AUTO COMPONENTS - 0.5%
     38,043   Magna International, Inc. ......................  $    2,951,756
                                                                --------------
              BEVERAGES - 1.7%
     64,364   Anheuser-Busch Companies, Inc. .................       2,937,573
     67,473   Coca-Cola (The) Company.........................       2,970,836
     49,455   PepsiCo, Inc....................................       2,990,049
                                                                --------------
                                                                     8,898,458
                                                                --------------
              CAPITAL MARKETS - 1.1%
     98,976   Allied Capital Corp. ...........................       2,977,198
     92,255   Federated Investors, Inc., Class B..............       2,963,231
                                                                --------------
                                                                     5,940,429
                                                                --------------
              CHEMICALS - 2.2%
     46,135   Air Products & Chemicals, Inc. .................       2,991,855
     70,848   E. I. du Pont de Nemours and Company............       3,013,165
     83,963   International Flavors & Fragrances, Inc. .......       2,988,243
     46,092   PPG Industries, Inc. ...........................       2,965,559
                                                                --------------
                                                                    11,958,822
                                                                --------------
              COMMERCIAL BANKS - 17.7%
    107,482   AmSouth Bancorporation..........................       2,880,518
     90,304   Associated Banc-Corp............................       2,985,450
     53,539   Bank of Montreal................................       3,033,520
     76,525   Bank of Nova Scotia.............................       3,080,131
     70,798   BB&T Corp. .....................................       2,943,073
     40,790   Canadian Imperial Bank of Commerce..............       3,000,512
     41,019   City National Corp. ............................       2,983,312
     53,867   Comerica, Inc...................................       2,949,218
     59,049   Commerce Bancshares, Inc. ......................       3,053,424
     53,857   Compass Bancshares, Inc. .......................       2,997,142
     51,849   Cullen/Frost Bankers, Inc. .....................       2,939,838
     77,820   Fifth Third Bancorp.............................       2,957,160
     73,732   First Horizon National Corp. ...................       2,946,331
     82,617   First Midwest Bancorp, Inc. ....................       2,904,814
    125,856   Huntington Bancshares, Inc. ....................       2,960,133
     25,640   M&T Bank Corp. .................................       2,951,164
     65,121   Marshall & Ilsley Corp. ........................       2,952,586
     81,870   Mercantile Bankshares Corp. ....................       2,943,227
     53,935   National Bank of Canada.........................       3,004,006
     80,244   National City Corp..............................       2,959,399
    101,016   North Fork Bancorporation, Inc..................       2,976,942
    150,583   Old National Bancorp............................       2,888,182
     42,959   PNC Financial Services Group, Inc...............       2,960,305
    153,759   Popular, Inc....................................       2,978,312
     86,265   Regions Financial Corp. ........................       2,920,070
     70,580   Royal Bank of Canada............................       2,902,250
     38,875   SunTrust Banks, Inc.............................       2,943,226
    112,498   Synovus Financial Corp..........................       2,959,822
     54,466   Toronto-Dominion Bank...........................       2,953,691
     56,526   Wachovia Corp.  ................................       3,024,141
     44,441   Wells Fargo & Company...........................       2,949,549
     69,481   Wilmington Trust Corp. .........................       2,967,534
                                                                --------------
                                                                    94,848,982
                                                                --------------


                       See Notes to Financial Statements.                 Page 5

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2006

                                                                     MARKET
  SHARES                                                             VALUE
-----------                                                     --------------
COMMON STOCKS - CONTINUED

              COMMERCIAL SERVICES & SUPPLIES - 1.7%
     50,237   Avery Dennison Corp. ...........................  $    2,983,575
     72,550   Pitney Bowes, Inc...............................       2,958,589
     92,800   R.R. Donnelley & Sons Company...................       2,986,304
                                                                --------------
                                                                     8,928,468
                                                                --------------
              COMPUTERS & PERIPHERALS - 0.6%
     69,692   Diebold, Inc. ..................................       2,962,607
                                                                --------------
              CONTAINERS & PACKAGING - 1.1%
     98,943   Bemis Company...................................       3,007,867
     96,112   Sonoco Products Company.........................       3,044,828
                                                                --------------
                                                                     6,052,695
                                                                --------------
              DISTRIBUTORS - 0.5%
     68,259   Genuine Parts Company...........................       2,939,233
                                                                --------------
              DIVERSIFIED FINANCIAL SERVICES - 0.5%
     60,729   Bank of America Corp............................       2,939,284
                                                                --------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 2.2%
    115,453   AT&T Inc........................................       3,008,705
     88,749   BellSouth Corp..................................       2,997,054
    128,507   Telecom Corp. of New Zealand Ltd.,
                 Sponsored ADR................................       2,944,095
     95,589   Verizon Communications, Inc. ...................       2,983,333
                                                                --------------
                                                                    11,933,187
                                                                --------------
              ELECTRIC UTILITIES - 5.6%
     64,006   ALLETE, Inc.....................................       2,910,993
     43,282   Entergy Corp. ..................................       3,034,501
     54,140   Exelon Corp.....................................       3,064,865
     76,506   FPL Group, Inc..................................       3,047,234
    108,694   Great Plains Energy, Inc........................       3,029,302
    113,137   Hawaiian Electric Industries, Inc...............       3,039,991
     76,467   Pinnacle West Capital Corp......................       3,012,035
     72,043   Progress Energy, Inc............................       3,028,688
     93,937   Southern (The) Company..........................       3,003,166
    142,405   Westar Energy, Inc..............................       3,034,651
                                                                --------------
                                                                    30,205,426
                                                                --------------
              ELECTRICAL EQUIPMENT - 1.1%
     36,734   Emerson Electric Company........................       3,031,290
     59,026   Hubbell, Inc., Class B..........................       2,971,959
                                                                --------------
                                                                     6,003,249
                                                                --------------
              FOOD & STAPLES RETAILING - 1.1%
     96,546   Sysco Corp......................................       2,952,377
     68,825   Weis Markets, Inc...............................       2,755,753
                                                                --------------
                                                                     5,708,130
                                                                --------------
              FOOD PRODUCTS - 7.8%
     77,820   Cadbury Schweppes PLC, Sponsored ADR............       2,999,183
     85,524   Campbell Soup Company...........................       3,009,590
    131,561   ConAgra Foods, Inc..............................       2,973,279
     57,538   General Mills, Inc..............................       2,985,647
     69,757   H.J. Heinz Company..............................       2,954,209
     73,118   J.M. Smucker (The) Company......................       3,031,472


Page 6                 See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2006

                                                                     MARKET
  SHARES                                                             VALUE
-----------                                                     --------------
COMMON STOCKS - CONTINUED

              FOOD PRODUCTS - CONTINUED
     63,328   Kellogg Company.................................  $    2,982,749
     90,936   Kraft Foods, Inc................................       3,009,982
     74,690   Lancaster Colony Corp. .........................       2,910,669
     85,721   McCormick & Company, Inc. ......................       2,953,088
    173,986   Sara Lee Corp. .................................       2,952,542
    130,813   Unilever NV.....................................       2,960,298
    131,446   Unilever PLC, Sponsored ADR.....................       2,960,168
     64,254   Wm. Wrigley  Jr. Company........................       2,937,693
                                                                --------------
                                                                    41,620,569
                                                                --------------
              GAS UTILITIES - 5.1%
     84,057   AGL Resources, Inc..............................       3,073,964
    111,992   Atmos Energy Corp...............................       3,005,865
     90,087   Equitable Resources, Inc. ......................       3,031,428
     84,989   National Fuel Gas Company.......................       3,042,606
     67,322   New Jersey Resources Corp.......................       3,024,104
     80,939   Peoples Energy Corp. ...........................       3,036,831
    123,823   Piedmont Natural Gas Company, Inc...............       3,010,137
    130,130   UGI Corp. ......................................       3,026,824
    104,954   WGL Holdings, Inc. .............................       3,022,675
                                                                --------------
                                                                    27,274,434
                                                                --------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
     93,467   Arrow International Inc. .......................       3,013,376
     59,272   Hillenbrand Industries, Inc. ...................       2,995,607
                                                                --------------
                                                                     6,008,983
                                                                --------------
              HOTELS, RESTAURANTS & LEISURE - 0.6%
     90,250   McDonald's Corp.................................       2,993,592
                                                                --------------
              HOUSEHOLD DURABLES - 1.1%
    118,567   Leggett & Platt, Inc. ..........................       3,010,416
     73,316   Snap-On, Inc. ..................................       3,070,474
                                                                --------------
                                                                     6,080,890
                                                                --------------
              HOUSEHOLD PRODUCTS - 1.7%
     49,677   Colgate-Palmolive Company.......................       2,997,510
     49,760   Kimberly-Clark Corp.............................       3,018,939
     54,189   Procter & Gamble (The) Company..................       2,939,753
                                                                --------------
                                                                     8,956,202
                                                                --------------
              INDEPENDENT POWER PRODUCERS &
                 ENERGY TRADERS - 0.6%
     57,361   Constellation Energy Group, Inc.................       2,965,564
                                                                --------------
              INDUSTRIAL CONGLOMERATES - 1.1%
     35,875   3M Company......................................       3,001,303
     86,766   General Electric Company........................       2,972,603
                                                                --------------
                                                                     5,973,906
                                                                --------------
              INSURANCE - 5.5%
     53,916   Allstate (The) Corp. ...........................       2,965,919
    110,707   Arthur J. Gallagher & Company...................       2,942,592
     58,655   Chubb (The) Corp. ..............................       2,963,837
     66,513   Cincinnati Financial Corp. .....................       3,048,956
     52,876   Lincoln National Corp...........................       2,970,574
     51,993   MBIA Inc........................................       2,970,360


                       See Notes to Financial Statements.                 Page 7

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2006

                                                                     MARKET
  SHARES                                                             VALUE
-----------                                                     --------------
COMMON STOCKS - CONTINUED

              INSURANCE - CONTINUED
     52,486   Mercury General Corp............................  $    2,936,592
    138,640   Old Republic International Corp. ...............       2,962,737
     67,211   Protective Life Corp............................       2,978,792
     65,306   Unitrin, Inc....................................       2,926,362
                                                                --------------
                                                                    29,666,721
                                                                --------------
              LEISURE EQUIPMENT & PRODUCTS - 0.6%
     66,646   Polaris Industries, Inc.........................       2,967,746
                                                                --------------
              MEDIA - 2.8%
     55,282   Gannett Co., Inc................................       2,985,781
     47,963   Knight-Ridder, Inc..............................       2,974,186
    101,669   Lee Enterprises, Inc............................       2,906,717
    120,285   New York Times (The) Company....................       2,906,086
    106,905   Tribune Company.................................       3,190,045
                                                                --------------
                                                                    14,962,815
                                                                --------------
              MULTI-UTILITIES - 9.6%
     60,606   Ameren Corp. ...................................       2,999,391
     68,620   Consolidated Edison, Inc........................       3,026,142
     41,406   Dominion Resources, Inc.........................       3,005,247
    107,482   Duke Energy Corp................................       3,033,142
    130,186   Energy East Corp................................       3,103,634
     73,969   KeySpan Corp. ..................................       2,960,979
     85,573   MDU Resources Group, Inc. ......................       3,036,130
    108,457   NSTAR...........................................       2,999,921
     96,828   OGE Energy Corp. ...............................       3,014,256
     75,121   PG & E Corp. ...................................       2,980,801
    120,140   PNM Resources Inc...............................       3,035,938
     78,784   SCANA Corp......................................       3,003,246
     65,984   Sempra Energy...................................       2,967,300
    115,542   Vectren Corp. ..................................       3,065,329
     75,807   Wisconsin Energy Corp...........................       3,022,425
     61,504   WPS Resources Corp..............................       3,002,625
    160,703   Xcel Energy, Inc.  .............................       3,016,395
                                                                --------------
                                                                    51,272,901
                                                                --------------
              OIL, GAS & CONSUMABLE FUELS - 4.5%
     42,159   BP PLC, Sponsored ADR...........................       2,980,641
     50,228   Chevron Corp....................................       3,003,132
     47,574   ConocoPhillips..................................       3,010,958
     48,753   Exxon Mobil Corp................................       2,969,545
     39,403   Marathon Oil Corp...............................       2,957,195
     45,378   Royal Dutch Shell PLC, Class A, ADR.............       3,009,015
     45,845   Total SA, Sponsored ADR.........................       2,989,552
    102,296   TransCanada Corp. ..............................       3,139,464
                                                                --------------
                                                                    24,059,502
                                                                --------------
              PERSONAL PRODUCTS - 0.6%
     94,651   Avon Products, Inc..............................       3,000,437
                                                                --------------
              PHARMACEUTICALS - 3.8%
     69,953   Abbott Laboratories.............................       2,986,993
    120,771   Bristol-Myers Squibb Company....................       2,964,928
     53,974   GlaxoSmithKline PLC, ADR........................       2,984,762
     49,171   Johnson & Johnson...............................       2,961,078


Page 8                 See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2006

                                                                     MARKET
  SHARES                                                             VALUE
-----------                                                     --------------
COMMON STOCKS - CONTINUED

              PHARMACEUTICALS - CONTINUED
     57,098   Lilly (Eli) & Company...........................  $    2,948,541
    124,805   Pfizer, Inc.....................................       2,952,886
     62,195   Wyeth...........................................       2,844,799
                                                                --------------
                                                                    20,643,987
                                                                --------------
              REAL ESTATE INVESTMENT TRUSTS (REITS) - 11.0%
     61,988   Archstone-Smith Trust...........................       2,997,120
     28,316   AvalonBay Communities, Inc. ....................       3,009,991
     57,284   BRE Properties, Inc., Class A...................       2,986,788
     86,993   Duke Realty Corp. ..............................       2,952,542
     87,425   Equity Office Properties Trust..................       2,941,851
     68,197   Equity Residential..............................       3,007,488
     43,566   Federal Realty Investment Trust.................       2,979,043
    113,870   Health Care Property Investors, Inc.............       2,977,701
     81,915   Kimco Realty Corp. .............................       2,936,653
     69,643   Liberty Property Trust..........................       2,965,399
     69,160   Mack-Cali Realty Corp...........................       2,965,581
    126,121   New Plan Excel Realty Trust.....................       2,977,717
     75,673   Pennsylvania Real Estate Investment Trust.......       2,822,603
     84,821   Plum Creek Timber Company, Inc..................       3,032,351
     59,853   Prologis........................................       2,959,731
     40,491   Public Storage, Inc.............................       2,902,395
     37,495   Simon Property Group, Inc. .....................       2,985,727
    112,118   United Dominion Realty Trust, Inc...............       3,028,307
     80,525   Washington Real Estate Investment Trust.........       2,814,349
     76,899   Weingarten Realty Investors.....................       2,911,396
                                                                --------------
                                                                    59,154,733
                                                                --------------
              TEXTILES, APPAREL & LUXURY GOODS - 0.6%
     47,711   VF Corp. .......................................       3,002,453
                                                                --------------
              THRIFTS & MORTGAGE FINANCE - 2.8%
     97,778   Astoria Financial Corp..........................       2,958,762
     92,512   Capitol Federal Financial.......................       3,013,116
     48,555   Freddie Mac.....................................       2,915,242
    130,073   Washington Federal, Inc.........................       2,983,875
     65,737   Washington Mutual, Inc..........................       3,017,986
                                                                --------------
                                                                    14,888,981
                                                                --------------
              WIRELESS TELECOMMUNICATION SERVICES - 0.5%
     47,582   ALLTEL Corp. ...................................       2,942,947
                                                                --------------
              TOTAL COMMON STOCKS.............................     530,708,089
                                                                --------------
              (Cost $484,557,350)

              TOTAL INVESTMENTS - 99.0%.......................     530,708,089
              (Cost $484,557,350)*

              NET OTHER ASSETS & LIABILITIES - 1.0%...........       5,550,289
                                                                --------------
              NET ASSETS - 100.0%.............................  $  536,258,378
                                                                ==============

--------------------------------------------------------------------------------

  *   Aggregate cost for federal income tax purposes is $486,383,763.
ADR   American Depository Receipt


                       See Notes to Financial Statements.                 Page 9

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2006

ASSETS:
Investments, at value
   (Cost $484,557,350) ....................................................................   $530,708,089
Cash ......................................................................................      4,021,528
Prepaid expenses ..........................................................................         15,118
Receivables:
     Investment securities sold ...........................................................     17,419,654
     Dividends ............................................................................      1.702.702
                                                                                              ------------
     Total Assets .........................................................................    553,867,091
                                                                                              ------------
LIABILITIES:
Payables:
     Investment securities purchased ......................................................     16,885,391
     Investment advisory fees .............................................................        297,771
     License fees .........................................................................        219,632
     Printing fees ........................................................................         79,760
     Audit and legal fees .................................................................         55,982
     Administrative fees ..................................................................         40,046
Accrued expenses ..........................................................................         30,131
                                                                                              ------------
     Total Liabilities ....................................................................     17,608,713
                                                                                              ------------
NET ASSETS ................................................................................   $536,258,378
                                                                                              ============
NET ASSETS CONSIST OF:
Undistributed net investment income .......................................................   $  1,454,887
Accumulated net realized gain on investments sold .........................................     25,175,457
Net unrealized appreciation of investments ................................................     46,150,739
Par value .................................................................................        324,000
Paid-in capital ...........................................................................    463,153,295
                                                                                              ------------
     Total Net Assets .....................................................................   $536,258,378
                                                                                              ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ......................   $      16.55
                                                                                              ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)     32,400,000
                                                                                              ============


Page 10                See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2006

INVESTMENT INCOME:
Dividends .................................................................................   $ 19,049,591
                                                                                              ------------
     Total investment income ..............................................................     19,049,591
                                                                                              ------------

EXPENSES:
Investment advisory fees ..................................................................      3,598,042
License fees ..............................................................................        553,886
Administration fees .......................................................................        482,836
Audit and legal fees ......................................................................        134,827
Custodian fees ............................................................................         93,299
Trustees' fees and expenses ...............................................................         40,463
Other .....................................................................................        243,376
                                                                                              ------------
     Total expenses .......................................................................      5,146,729
                                                                                              ------------
NET INVESTMENT INCOME .....................................................................     13,902,862
                                                                                              ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments during the year ..........................................     48,450,270
Net change in unrealized depreciation of investments during the year ......................    (16,192,745)
                                                                                              ------------
Net realized and unrealized gain on investments ...........................................     32,257,525
                                                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................   $ 46,160,387
                                                                                              ============


                       See Notes to Financial Statements.                Page 11

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           YEAR             YEAR
                                                                                           ENDED            ENDED
                                                                                         5/31/2006        5/31/2005
                                                                                       -------------    -------------
OPERATIONS:
Net investment income ..............................................................   $  13,902,862    $  13,350,696
Net realized gain on investments during the year ...................................      48,450,270       44,364,038
Net change in unrealized appreciation/(depreciation) of investments during the year      (16,192,745)      20,049,513
                                                                                       -------------    -------------
Net increase in net assets resulting from operations ...............................      46,160,387       77,764,247

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................................................     (13,527,000)     (11,907,000)
Net realized gains .................................................................     (55,080,000)     (29,808,000)
                                                                                       -------------    -------------
Total distributions to shareholders ................................................     (68,607,000)     (41,715,000)

CAPITAL TRANSACTIONS:
Offering costs .....................................................................              --          (75,000)
                                                                                       -------------    -------------
Total capital transactions .........................................................              --          (75,000)
                                                                                       -------------    -------------
Net increase/(decrease) in net assets ..............................................     (22,446,613)      35,974,247

NET ASSETS:
Beginning of year ..................................................................     558,704,991      522,730,744
                                                                                       -------------    -------------
End of year ........................................................................   $ 536,258,378    $ 558,704,991
                                                                                       =============    =============
Undistributed net investment income at end of year .................................   $   1,454,887    $   2,434,224
                                                                                       =============    =============


Page 12                See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             YEAR            YEAR           PERIOD
                                                             ENDED           ENDED           ENDED
                                                           5/31/2006       5/31/2005      5/31/2004*
                                                          -----------     -----------     -----------
Net asset value, beginning of period ..................   $     17.24     $     16.13     $     14.33
                                                          -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................          0.43            0.41            0.27
Net realized and unrealized gain on investments .......          1.00            1.99            1.86
                                                          -----------     -----------     -----------
Total from investment operations ......................          1.43            2.40            2.13
                                                          -----------     -----------     -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .................................         (0.42)          (0.37)          (0.20)
Net realized gains ....................................         (1.70)          (0.92)          (0.11)
                                                          -----------     -----------     -----------
Total from distributions ..............................         (2.12)          (1.29)          (0.31)
                                                          -----------     -----------     -----------
Common Shares offering costs charged to paid-in capital            --         (0.00)#           (0.02)
                                                          -----------     -----------     -----------
Net asset value, end of period ........................   $     16.55     $     17.24     $     16.13
                                                          ===========     ===========     ===========
Market value, end of period ...........................   $     14.26     $     14.64     $     13.76
                                                          ===========     ===========     ===========
TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ............         10.26%          16.05%          15.09%
                                                          ===========     ===========     ===========
TOTAL RETURN BASED ON MARKET VALUE (B)+ ...............         11.87%          15.52%          (6.20)%
                                                          ===========     ===========     ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..................   $   536,258     $   558,705     $   522,731
Ratio of total expenses to average net assets .........          0.93%           0.93%           0.93%**
Ratio of net investment income to average net assets ..          2.51%           2.45%           2.29%**
Portfolio turnover rate ...............................            58%             57%             46%

-------------------------------------------------------

*     The Fund commenced operations on August 19, 2003.
**    Annualized.
#     Amount represents less than $0.01 per share.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share, all based on Common Share market price per share.
+     Total return is not annualized for periods less than one year.


                       See Notes to Financial Statements.                Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                                  MAY 31, 2006

                               1. FUND DESCRIPTION

First Trust Value Line(R) Dividend Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on June 11, 2003 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FVD on the American Stock Exchange.

The Fund's investment objective is to provide total return through a combination of current income and capital appreciation. The Fund seeks to accomplish its objective by investing in common stocks that pay above-average dividends and have the potential for capital appreciation. Such common stocks will be selected through the application of a disciplined investment strategy implemented by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust"). There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the Custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                                  MAY 31, 2006

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

On June 26, 2006, the Fund announced the adoption of a policy to make regular monthly distributions of $0.08786 per share. The Fund declared the first distribution under the new policy, which will be payable on July 17, 2006 to shareholders of record on July 6, 2006.

Prior to June 26, 2006, dividends from net investment income of the Fund were declared and paid quarterly or as the Board of Trustees determined from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Permanent differences incurred during the year ended May 31, 2006, resulting in book and tax accounting differences, have been reclassified at year end to reflect a decrease to undistributed net investment income by $1,355,199 and an increase in accumulated net realized gain on investments sold by $1,355,199. Net assets were not affected by this reclassification.

The tax character of distributions paid during the fiscal years ended May 31, 2006 and May 31, 2005 is as follows:

                                                   2006             2005
                                               -------------   -------------
Distributions paid from:
Ordinary Income...........................     $  23,895,000   $  38,151,000
Long-Term Capital Gains...................        44,712,000       3,564,000

As of May 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed Ordinary Income.............     $   7,861,425
Undistributed Long-Term Capital Gains.....     $  20,595,332
Net Unrealized Appreciation...............     $  44,324,326

D. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

E. EXPENSES:

The Fund pays all expenses directly related to its operations. First Trust has entered into a non-exclusive license agreement with Value Line(R) Publishing, Inc. which allows for the use by First Trust of the Value Line(R) Safety(TM) Ranking System and certain trademarks and trade names of Value Line(R) Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line(R) Publishing, Inc. receives an annual fee, payable on a quarterly basis, equal to .10% of the Fund's gross daily assets. This license fee is paid by the Fund to First Trust, which in turn, pays Value Line(R) Publishing, Inc. The terms of the license agreement provide that it will be automatically renewed for successive one-year terms unless either party elects not to renew the agreement.

F. ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust has paid all organization expenses and offering costs of the Fund (other than sales load) that exceed $0.03 per Common Share.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                                  MAY 31, 2006

During the year ended May 31, 2005, it was determined that actual offering costs from the initial public offering of the Fund's Common Shares in August 2003 were more than the estimated offering costs by $75,000; therefore, paid-in capital in excess of par value of Common Shares was decreased by this amount.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment adviser to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of their affiliates ("Disinterested Trustees") an annual retainer of $10,000, which includes compensation for all board and committee meetings. Until December 31, 2005, additional fees of $1,000 and $500 were paid to Disinterested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees were shared by the funds in the First Trust fund complex that participated in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2006, the Disinterested Trustees are no longer paid additional fees for special board meetings and non-regular committee meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended May 31, 2006, were $317,331,724 and $371,021,643, respectively.

As of May 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $56,407,189 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,082,863.

                              5. SUBSEQUENT EVENTS

On May 22, 2006, the Fund declared a dividend of $0.1075 per share, which represents a dividend from net investment income to Common Shareholders of record June 5, 2006, payable June 15, 2006.

On June 26, 2006, the Fund announced the adoption of a policy to make regular monthly distributions of $0.08786 per share. The Fund declared the first distribution under the new policy, which will be payable on July 17, 2006 to shareholders of record on July 6, 2006. The Fund's previous policy was to make regular quarterly distributions.

Also on June 26, 2006, the Fund announced that it has adopted an open-market share repurchase program. Under the program the Fund may purchase up to an aggregate of 4,860,000 shares in open-market transactions at the discretion of the Advisor. The repurchase limit represents approximately 15% of the Fund's outstanding shares.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST VALUE LINE(R) DIVIDEND
FUND:

We have audited the accompanying statement of assets and liabilities of First Trust Value Line(R) Dividend Fund (the "Fund"), including the portfolio of investments, as of May 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Fund's custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
July 14, 2006

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                            MAY 31, 2006 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                            MAY 31, 2006 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                                 TAX INFORMATION

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended May 31, 2006, 51.96% qualify for the corporate dividends received deduction available to corporate shareholders.

The Fund hereby designates as qualified dividend income distributions 65.14% of the ordinary income distributions (including short-term capital gain), for the year ended May 31, 2006.

For the year ended May 31, 2006, the amount of long-term capital gain designated by the Fund was $44,712,000, which is taxable at a maximum federal rate of 15%. This designated amount may include distributions that are to be paid during the fiscal year ended May 31, 2007.

                                BY-LAW AMENDMENTS

On December 12, 2005 and again on June 12, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund which may have the effect of delaying or preventing a change in control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF ADVISORY CONTRACT

The Trustees unanimously approved the continuation of the Investment Advisory Agreement (the "Agreement") between First Trust Advisors L.P. ("FIRST TRUST") and First Trust Value Line(R) Dividend Fund (the "FUND") at a meeting held on March 13, 2006. The Board of Trustees determined that the Agreement is in the best interests of the Fund and that the compensation arrangement set forth in the Agreement is fair and reasonable in light of the nature, extent and quality of the services provided by First Trust and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

To reach this determination, the Trustees considered their duties under the Investment Company Act of 1940, as amended (the "1940 ACT") as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. The Independent Trustees received advice from independent legal counsel. The Trustees also applied their business judgment to determine whether the arrangement between the Fund and First Trust was a reasonable business arrangement from the Fund's perspective as well as from the perspective of its shareholders. In reviewing such arrangement, the Board of Trustees considered factors such as the nature, quality and extent of services provided by First Trust under the Agreement and the fairness of the fee charged, whether the fee level reflects any economies of scale, and any profitability realized by First Trust under the Agreement.

The Trustees considered the nature, quality and extent of services provided by First Trust, including the experience and skills of the personnel primarily responsible for providing services to the Fund. The Board noted the compliance program that had been developed by First Trust. In light of these considerations and their overall familiarity with First Trust, the Trustees concluded that the nature, quality and extent of services provided by First Trust to the Fund have been and are expected to remain satisfactory.

The Trustees reviewed data prepared by Lipper Inc. ("LIPPER"), an independent source, showing the advisory fee and expense ratio of the Fund compared to those of a peer group of similar non-leveraged closed-end funds. The Trustees also considered the Fund's advisory fee and expense ratio as compared to a second peer group of similar funds, including six leveraged funds, as selected by First Trust using data

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                            MAY 31, 2006 (UNAUDITED)

compiled by Lipper. The Trustees noted that the Fund's advisory fee and expense ratio were below the median of both the Lipper peer group and the First Trust-selected peer group. The Trustees also considered the advisory fees paid to First Trust by other funds with investment objectives and policies similar to the Fund's, noting that those fees generally were similar, except for those funds for which First Trust served as sub-adviser, for which the annual fee was lower. The Trustees noted that First Trust told them that the nature of the services provided to those clients may not be comparable to those provided to the Fund. The Trustees also considered the Fund's performance for the one year, two year and since-inception periods ended December 31, 2005 as compared to that of other closed-end funds in the peer group and performance universe selected by Lipper and the peer group and performance universe selected by First Trust. In addition, the Trustees considered the market price and net asset value performance of the Fund since inception, and compared the Fund's discount as of December 31, 2005 to the average and median discount of a peer group selected by an independent source, noting that the Fund's discount was indicative of the asset class. The Trustees noted the good performance of the Fund over all periods as compared to both performance universes and concluded that the Fund's performance was reasonable. On the basis of the information provided, the Trustees concluded that the Fund's advisory fee was reasonable and appropriate in light of the nature, quality and extent of services provided by First Trust.

The Trustees noted that First Trust has continued to invest in personnel and infrastructure but had not identified any economies of scale realized by the Fund and had indicated that, because the Fund is a closed-end fund that is not issuing more shares other than pursuant to its dividend reinvestment plan, First Trust believed that any discussion of economies of scale was not meaningful. The Trustees concluded that the advisory fee reflects an appropriate level of sharing of any economies of scale. The Trustees also considered the costs of the services provided and profits realized by First Trust from its relationship with the Fund for the twelve months ended December 31, 2005, as set forth in the materials provided to the Board. The Trustees noted the inherent limitations in the profitability analysis, and concluded that First Trust's profitability appeared to be not unreasonable in light of the services provided to the Fund. In addition, the Trustees considered and discussed any ancillary benefits derived by First Trust from its relationship with the Fund and noted that First Trust receives no brokerage or soft dollars from the Fund and therefore the typical fall out benefits are not present. The Trustees concluded that any other fall out benefits received by First Trust or its affiliates would appear to be attenuated.

Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund to approve the continuation of the Agreement, including the fees to be charged for services thereunder. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                                  MAY 31, 2006

Information pertaining to the Trustees and officers* of the Fund is set forth below.

                                                                                        NUMBER OF               OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
  NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX        DIRECTORSHIPS
  POSITION(S) WITH THE FUND    LENGTH OF TIME SERVED       DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
                                                    DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o One year term          Physician; President,      29 portfolios                None
D.O.B. 04/51                   o 3 years served         Wheaton Orthopedics;
c/o First Trust Advisors L.P.                           Co-owner and Co-
1001 Warrenville Road                                   Director, Sports Med
Suite 300                                               Center for Fitness;
Lisle, IL 60532                                         Limited Partner,
                                                        Gundersen Real Estate
                                                        Partnership

Thomas R. Kadlec, Trustee      o One year term          Vice President and Chief   29 portfolios                None
D.O.B. 11/57                   o 3 years served         Financial Officer (1990
c/o First Trust Advisors L.P.                           to present); ADM
1001 Warrenville Road                                   Investor Services, Inc.
Suite 300                                               (Futures Commission
Lisle, IL 60532                                         Merchant); Registered
                                                        Representative (2000 to
                                                        present), Segerdahl &
                                                        Company, Inc., an
                                                        NASD member (Broker-
                                                        Dealer); President,
                                                        ADM Derivatives, Inc.
                                                        (May 2005 to present)

Robert F. Keith+               o One year term          President, Hibs            17 portfolios                None
D.O.B. 11/56                   o 1 month served         Enterprises Financial and
c/o First Trust Advisors L.P.                           Management Consulting
1001 Warrenville Road,                                  (2003 to Present);
Suite 300                                               Aramark Service Master
Lisle, IL 60532                                         Management (2001 to
                                                        2003); President and
                                                        Chief Operating Officer,
                                                        Service Master
                                                        Management Services
                                                        (1998 to 2003)

Niel B. Nielson, Trustee       o One year term          President, Covenant        29 portfolios        Director of Good News
D.O.B. 03/54                   o 3 years served         College (June 2002 to                           Publishers-Crossway
c/o First Trust Advisors L.P.                           present); Pastor, College                       Books; Covenant
1001 Warrenville Road                                   Church in Wheaton                               Transport, Inc.
Suite 300                                               (1997 to June 2002)
Lisle, IL 60532

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                                  MAY 31, 2006

                                                                                        NUMBER OF               OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
  NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX        DIRECTORSHIPS
  POSITION(S) WITH THE FUND    LENGTH OF TIME SERVED       DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
James A. Bowen, Trustee        o One year Trustee       President, First Trust     29 portfolios             Trustee of
President, Chairman of the       term and indefinite    Advisors L.P. and First                                Wheaton
Board and CEO                    officer term           Trust Portfolios L.P.;                                 College
D.O.B. 09/55                   o 3 years served         Chairman of the Board,
1001 Warrenville Road                                   BondWave LLC
Suite 300                                               (software development
Lisle, IL 60532                                         company/Broker-Dealer)
                                                        and Stonebridge
                                                        Advisors LLC
-----------------------------------------------------------------------------------------------------------------------------
                                                OFFICERS WHO ARE NOT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley, Treasurer,    o Indefinite term        Chief Financial Officer,           N/A                   N/A
Controller, Chief Financial    o 3 years served         Managing Director,
Officer, Chief Accounting                               First Trust Advisors L.P.
Officer                                                 and First Trust
D.O.B. 11/57                                            Portfolios L.P.; Chief
1001 Warrenville Road                                   Financial Officer,
Suite 300                                               BondWave LLC and
Lisle, IL 60532                                         Stonebridge Advisors
                                                        LLC

Susan M. Brix                  o Indefinite term        Representative, First              N/A                   N/A
Assistant Vice President       o 3 years served         Trust Portfolios L.P.;
D.O.B. 01/60                                            Assistant Portfolio
1001 Warrenville Road                                   Manager, First Trust
Suite 300                                               Advisors L.P.
Lisle, IL 60532

Robert F. Carey,               o Indefinite term        Senior Vice President,             N/A                   N/A
Vice President                 o 3 years served         First Trust Advisors L.P.
D.O.B. 07/63                                            and First Trust
1001 Warrenville Road                                   Portfolios L.P.
Suite 300
Lisle, IL 60532

James M. Dykas                 o Indefinite term        Vice President, First              N/A                   N/A
Assistant Treasurer            o 6 months served        Trust Advisors L.P. and
D.O.B. 01/66                                            First Trust Portfolios L.P.
1001 Warrenville Road                                   (January 2005 to
Suite 300                                               present); Executive
Lisle, IL 60532                                         Director, Van Kampen
                                                        Asset Management and
                                                        Morgan Stanley
                                                        Investment Management
                                                        (1999-2005)

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                                  MAY 31, 2006

                                                                                        NUMBER OF               OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
  NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX        DIRECTORSHIPS
  POSITION(S) WITH THE FUND    LENGTH OF TIME SERVED       DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
                                         OFFICERS WHO ARE NOT TRUSTEES - (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
W. Scott Jardine, Secretary    o Indefinite term        General Counsel,                   N/A                   N/A
and Chief Compliance           o 3 years served         First Trust Advisors L.P.
Officer                                                 and First Trust
D.O.B. 05/60                                            Portfolios L.P.;
1001 Warrenville Road                                   Secretary, BondWave
Suite 300                                               LLC and Stonebridge
Lisle, IL 60532                                         Advisors LLC

Daniel J. Lindquist            o Indefinite term        Senior Vice President,             N/A                   N/A
Vice President                 o 6 months served        First Trust Advisors L.P.
D.O.B. 02/70                                            andFirst Trust Portfolios
1001 Warrenville Road                                   L.P. (April 2004 to
Suite 300                                               present); Chief Operating
Lisle, IL 60532                                         Officer, Mina Capital
                                                        Management, LLC
                                                        (January 2004-April
                                                        2004); Chief Operating
                                                        Officer, Samaritan Asset
                                                        Management Services,
                                                        Inc. (April 2000-January
                                                        2004)

Kristi A. Maher                o Indefinite term        Assistant General                  N/A                   N/A
Assistant Secretary            o 2 years served         Counsel,
D.O.B. 12/66                                            First Trust Advisors L.P.
1001 Warrenville Road                                   and First Trust Portfolios
Suite 300                                               L.P. (March 2004 to
Lisle, IL 60532                                         present); Associate,
                                                        Chapman and Cutler
                                                        LLP (1995-2004)

Roger F. Testin                o Indefinite term        Senior Vice President,             N/A                   N/A
Vice President                 o 3 years served         First Trust Advisors L.P.
D.O.B. 06/66                                            and First Trust Portfolios
1001 Warrenville Road                                   L.P. (August 2001 to
Suite 300                                               present); Analyst, Dolan
Lisle, IL 60532                                         Capital Management
                                                        (1998-2001)

_________________
* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.
+ Effective June 12, 2006, the Board of Trustees of the Fund unanimously appointed Robert F. Keith to the Board of Trustees and as a member of the Fund's Audit Committee, Valuation Committee and Nominating and Governance Committee.

                      This Page Left Blank Intentionally.

                        FIRST TRUST EXCHANGE-TRADED FUND
                           PART C - OTHER INFORMATION

ITEM 23.        EXHIBITS

EXHIBIT NO.     DESCRIPTION

    (a) Declaration of Trust of Registrant. (1)

    (b) By-Laws of the Registrant. (2)

    (c) (i) Establishment and Designation of Series dated June 10, 2005. (1)

        (ii) Amended and Restated Establishment and Designation of Series dated January 23, 2006. (3)

       (iii) Amended and Restated Establishment and Designation of Series dated March 13, 2006. (7)

        (iv) Amended and Restated Establishment and Designation of Series dated July 26, 2006. (14)

    (d) (i) Investment Management Agreement dated September 24, 2005, as amended. (3)

        (ii) Excess Expense Agreement, as amended. (3)

       (iii) Amendment to Schedule A of the Investment Management Agreement. (6)

        (iv) Amendment to Appendix I of the Excess Expense Agreement. (6)

         (v) Amendment to Schedule A of the Investment Management Agreement. (7)

        (vi) Amendment to Appendix I of the Excess Expense Agreement. (7)

       (vii) Amendment to Schedule A of the Investment Management Agreement.
             (10)

      (viii) Amendment to Appendix I of the Excess Expense Agreement. (10)

        (ix) Amendment to Schedule A of the Investment Management Agreement.
             (11)

         (x) Amendment to Appendix I of the Excess Expense Agreement. (11)

        (xi) Amendment to Schedule A of the Investment Management Agreement.
             (14)

    (e) (i) Distribution Agreement dated September 24, 2005, as amended. (3)

        (ii) Amendment to Exhibit A of the Distribution Agreement. (6)

       (iii) Amendment to Exhibit A of the Distribution Agreement. (7)

        (iv) Amendment to Exhibit A of the Distribution Agreement. (10)

         (v) Amendment to Exhibit A of the Distribution Agreement. (11)

        (vi) Amendment to Exhibit A of the Distribution Agreement. (14)

    (f) Not Applicable.

    (g) (i) Custody Agreement between the Registrant and The Bank of New York.
            (2)

        (ii) Amendment to Schedule II of the Custody Agreement. (3)

       (iii) Amendment to Schedule II of the Custody Agreement. (6)

        (iv) Amendment to Schedule II of the Custody Agreement. (7)

         (v) Amendment to Schedule II of the Custody Agreement. (10)

        (vi) Amendment to Schedule II of the Custody Agreement. (11)

       (vii) Amendment to Schedule II of the Custody Agreement. (14)

    (h) (i) Transfer Agency Agreement between the Registrant and The Bank of New York. (2)

        (ii) Administration and Accounting Agreement between the Registrant and The Bank of New York. (2)

       (iii) Subscription Agreement. (2)

        (iv) Participant Agreement. (2)

         (v) Amendment to Exhibit A of the Transfer Agency Agreement. (3)

        (vi) Amendment to Exhibit A of the Administration and Accounting Agreement. (3)

       (vii) Amendment to Schedule I of the Participant Agreement. (3)

      (viii) Sublicense Agreement by and among the First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, Morningstar, Inc. and First Trust Advisors L.P. dated March 14, 2006. (3)

        (ix) Amendment to Exhibit A of the Transfer Agency Agreement. (6)

         (x) Amendment to Exhibit A of the Administration and Accounting Agreement. (6)

        (xi) Amendment to Schedule I of the Participant Agreement. (6)

       (xii) Sublicense Agreement by and among the First Trust IPOX-100 Index Fund, IPOX Schuster LLC and First Trust Advisors L.P. dated April 5, 2006. (6)

      (xiii) Amendment to Exhibit A of the Transfer Agency Agreement. (7)

       (xiv) Amendment to Exhibit A of the Administration and Accounting Agreement. (7)

        (xv) Amendment to Schedule I of the Participant Agreement. (7)

       (xvi) Sublicense Agreement by and between the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund and First Trust Advisors L.P. dated April 24, 2006. (7)

      (xvii) Sublicense Agreement by and between the First Trust
             NASDAQ-100-Technology Sector Index(SM) Fund and First Trust Advisors L.P. dated April 24, 2006. (7)

     (xviii) Amendment to Exhibit A of the Transfer Agency Agreement. (10)

       (xix) Amendment to Exhibit A of the Administration and Accounting Agreement. (10)

        (xx) Amendment to Schedule I of the Participant Agreement. (10)

       (xxi) Sublicense Agreement by and among the First Trust Amex(R) Biotechnology Index Fund, the American Stock Exchange LLC and First Trust Advisors L.P. dated June 22, 2006. (10)

      (xxii) Sublicense Agreement by and among First Trust Dow Jones Internet Index(SM) Fund, Dow Jones & Company, Inc. and First Trust Advisors L.P. dated June 22, 2006. (10)

     (xxiii) Amendment to Exhibit A of the Transfer Agency Agreement. (11)

      (xxiv) Amendment to Exhibit A of the Administration and Accounting Agreement. (11)

       (xxv) Form of Participant Agreement with Amendment to Schedule I attached thereto. (11)

      (xxvi) Sublicense Agreement by and among First Trust DB Strategic Value Index Fund, Deutsche Bank AG, London Branch and First Trust Advisors L.P. dated July 11, 2006. (11)

     (xxvii) Amendment to Exhibit A of the Transfer Agency Agreement. (14)

    (xxviii) Amendment to Exhibit A of the Administration and Accounting
             Agreement. (14)

      (xxix) Amendment to Schedule I of the Participant Agreement. (14)

       (xxx) Sublicense Agreement by and between First Trust Value Line(R) Equity Allocation Index Fund and First Trust Advisors L.P. dated October 4, 2006. (14)

      (xxxi) Sublicense Agreement by and between First Trust Value Line(R) Dividend Index Fund and First Trust Advisors L.P. dated October 4, 2006. (14)

    (i) (i) Opinion and Consent of Chapman and Cutler LLP dated September 26, 2005. (3)

        (ii) Opinion and Consent of Bingham McCutchen LLP dated September 26, 2005. (3)

       (iii) Opinion and Consent of Chapman and Cutler LLP dated March 15, 2006.
             (3)

        (iv) Opinion and Consent of Bingham McCutchen LLP dated March 15, 2006.
             (3)

         (v) Opinion and Consent of Chapman and Cutler LLP dated April 13, 2006.
             (6)

        (vi) Opinion and Consent of Bingham McCutchen LLP dated April 13, 2006.
             (6)

       (vii) Opinion and Consent of Chapman and Cutler LLP dated April 25, 2006.
             (7)

      (viii) Opinion and Consent of Bingham McCutchen LLP dated April 25, 2006.
             (7)

        (ix) Opinion and Consent of Chapman and Cutler LLP dated April 28, 2006.
             (8)

         (x) Opinion and Consent of Deloitte & Touche LLP dated April 27, 2006.
             (8)

        (xi) Opinion and Consent of Chapman and Cutler LLP dated June 23, 2006.
             (10)

       (xii) Opinion and Consent of Bingham McCutchen LLP dated June 23, 2006.
             (10)

      (xiii) Opinion and Consent of Chapman and Cutler LLP dated July 11, 2006.
             (11)

       (xiv) Opinion and Consent of Bingham McCutchen LLP dated July 11, 2006.
             (11)

        (xv) Opinion and Consent of Chapman and Cutler LLP dated October 13, 2006. (14)

       (xvi) Opinion and Consent of Bingham McCutchen LLP dated October 13, 2006. (14)

      (xvii) Opinion and Consent of Bingham McCutchen LLP dated October 13, 2006. (14)

     (xviii) Opinion and Consent of Chapman and Cutler LLP dated December
             5, 2006. (15)

       (xix) Opinion and Consent of Chapman and Cutler LLP dated December 18, 2006. (16)

    (j) Consent of Independent Registered Public Accounting Firm. (16)

    (k) Not Applicable.

    (l) Not Applicable.

    (m) (i) 12b-1 Service Plan. (2)

        (ii) Amendment to Exhibit A of the 12b-1 Service Plan. (3)

       (iii) Amendment to Exhibit A of the 12b-1 Service Plan. (6)

        (iv) Amendment to Exhibit A of the 12b-1 Service Plan. (7)

         (v) Amendment to Exhibit A of the 12b-1 Service Plan. (10)

        (vi) Amendment to Exhibit A of the 12b-1 Service Plan. (11)

       (vii) Amendment to Exhibit A of the 12b-1 Service Plan. (14)

    (n) Not Applicable.

    (o) Not Applicable.

    (p) (i) Code of Ethics of First Trust Advisors L.P. (2)

        (ii) Code of Ethics of First Trust Portfolios L.P. (2)

       (iii) Code of Ethics of First Trust Exchange-Traded Fund. (2)

        (iv) First Trust Advisors L.P. Investment Adviser Code of Ethics, amended on May 31, 2006. (9)

         (v) First Trust Portfolios L.P. Code of Ethics, amended on May 31, 2006. (9)

        (vi) First Trust Funds Code of Ethics, amended on May 31, 2006. (9)

    (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing, among others, James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (12)

------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 13, 2005.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N -1A (File No. 333-125751) filed on September 26, 2005.

(3) Incorporated by reference to the Registrant's Registration Statementon Form N-1A (File No. 333-125751) filed on March 15, 2006.

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on March 24, 2006.

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 17, 2006.

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 13, 2006.

(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 25, 2006.

(8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 28, 2006.

(9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 21, 2006.

(10) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 23, 2006.

(11) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on July 11, 2006.

(12) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on August 4, 2006.

(13) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on August 10, 2006.

(14) Incorporated by reference to the Registrant's Registration Statementon Form N-1A (File No. 333-125751) filed on October 13, 2006.

(15) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on December 5, 2006.

(16)     Filed herewith.


ITEM 24.         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.


ITEM 25.        INDEMNIFICATION

         Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         Section 5.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                   (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof;

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                   (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                  (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                 (iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                            (A) by vote of a majority of the Disinterested
                  Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                            (B) by written opinion of (i) the then-current legal
                  counsel to the Trustees who are not Interested Persons of the Trust or (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.3, provided that either:

                   (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in
         Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 5.3 a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

         (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.


ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or subadviser to 20 mutual funds, ten exchange-traded funds and 12 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

         The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

         Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:


NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS
James A. Bowen, Managing Director/President                  Managing Director/President, FTP; Chairman of
                                                             the Board of Directors, BondWave LLC and
                                                             Stonebridge Advisors LLC


NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Ronald D. McAlister, Managing Director                       Managing Director, FTP

Mark R. Bradley, Chief Financial Officer and                 Chief Financial Officer and Managing Director,
Managing Director                                            FTP; Chief Financial Officer, BondWave LLC
                                                             and Stonebridge Advisors LLC

Robert F. Carey, Chief Investment Officer and                Senior Vice President, FTP
Senior Vice President

W. Scott Jardine, General Counsel                            General Counsel, FTP; Secretary of BondWave
                                                             LLC and Stonebridge Advisors LLC

Kristi A. Maher, Assistant General Counsel                   Assistant General Counsel, FTP

Michelle Quintos, Assistant General Counsel                  Assistant General Counsel, FTP; Associate,
                                                             2002 to December 2005, Jones Day

R. Scott Hall, Managing Director                             Managing Director, FTP

Andrew S. Roggensack, Managing Director                      Managing Director, FTP

Elizabeth H. Bull, Senior Vice President                     Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                  Senior Vice President, FTP

Jane Doyle, Senior Vice President                            Senior Vice President, FTP

Jon C. Erickson, Senior Vice President                       Senior Vice President, FTP

Kenneth N. Hass, Senior Vice President                       Senior Vice President, FTP

Jason T. Henry, Senior Vice President                        Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                   Senior Vice President, FTP

David G. McGarel, Senior Vice President                      Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                         Senior Vice President, FTP

Joseph McDermott, Chief Compliance Officer                   Senior Vice President, FTP since 2006, CCO Driehaus
                                                             Capital Management LLC, Driehaus Securities LLC and
                                                             Driehaus Mutual Funds, January 2004 to April 2006

Robert M. Porcellino, Senior Vice President                  Senior Vice President, FTP


NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Roger F. Testin, Senior Vice President                       Senior Vice President, FTP

James M. Dykas, Vice President                               Vice President, FTP since January 2005;
                                                             Executive Director, Van Kampen Asset Management
                                                             and Morgan Stanley Investment Management,
                                                             1999 to January 2005

James P. Koeneman, Vice President                            Vice President, FTP

Alan M. Rooney, Vice President                               Senior Vice President, FTP

Ronda L. Saeli, Vice President                               Vice President, FTP

Kirk Sims, Vice President                                    Vice President, FTP

Walter E. Stubbings, Jr., Vice President                     Vice President, FTP

Richard S. Swiatek, Vice President                           Vice President, FTP

Michael Zinsky, Vice President                               Vice President, FTP since April 2005; Senior
                                                             Tax Manager, Blackman Kallick, September
                                                             2004 through April 2005

Brad Bradley, Assistant Vice President                       Assistant Vice President, FTP

Kelley A. Christensen, Assistant Vice President              Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                   Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President                 Assistant Vice President, FTP

Lynae Peays, Assistant Vice President                        Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                     Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                    Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President                  Assistant Vice President, FTP


ITEM 27.        PRINCIPAL UNDERWRITER

         (a) FTP serves as principal underwriter of the shares of the Registrant and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

         (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND
The Charger Corporation                    General Partner                       None

Grace Partners of DuPage L.P.              Limited Partner                       None

James A. Bowen                             Managing Director/President           President, Chairman of the Board,
                                                                                 Trustee, Chief Executive Officer

Mark R. Bradley                            Chief Financial Officer;              Treasurer, Chief Financial Officer
                                           Managing Director                     and Chief Accounting Officer

Robert W. Bredemeier                       Managing Director                     None

Frank L. Fichera                           Managing Director                     None

Russell J. Graham                          Managing Director                     None

R. Scott Hall                              Managing Director                     None

W. Scott Jardine                           General Counsel                       Chief Compliance Officer
                                                                                 and Secretary

Kristi A. Maher                            Assistant General Counsel             Assistant Secretary

Michelle Quintos                           Assistant General Counsel             None

Ronald D. McAlister                        Managing Director                     None

Richard A. Olson                           Managing Director                     None

Andrew S. Roggensack                       Managing Director                     None

Elizabeth H. Bull                          Senior Vice President                 None

Robert F. Carey                            Senior Vice President                 None

Patricia L. Costello                       Senior Vice President                 None

Christopher L. Dixon                       Senior Vice President                 None

Jane Doyle                                 Senior Vice President                 None

Jon C. Erickson                            Senior Vice President                 None

Kenneth N. Hass                            Senior Vice President                 None


NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Thomas V. Hendricks                        Senior Vice President                 None

Jason T. Henry                             Senior Vice President                 None

Christian D. Jeppesen                      Senior Vice President                 None

Christopher A. Lagioia                     Senior Vice President                 None

Daniel J. Lindquist                        Senior Vice President                 Vice President

Joseph McDermott                           Senior Vice President                 None

David G. McGarel                           Senior Vice President                 None

Mark R. McHenney                           Senior Vice President                 None

Mitchell Mohr                              Senior Vice President                 None

Paul E. Nelson                             Senior Vice President                 None

Steve R. Nelson                            Senior Vice President                 None

Robert M. Porcellino                       Senior Vice President                 None

Steven R. Ritter                           Senior Vice President                 None

Alan Rooney                                Senior Vice President                 None

Francine Russell                           Senior Vice President                 None

Brad A. Shaffer                            Senior Vice President                 None

Brian Sheehan                              Senior Vice President                 None

James J. Simpson                           Senior Vice President                 None

Andrew C. Subramanian                      Senior Vice President                 None

Mark P. Sullivan                           Senior Vice President                 None

Roger F. Testin                            Senior Vice President                 Vice President

Chadwick K. Thorson                        Senior Vice President                 None

Gregory E. Wearsch                         Senior Vice President                 None

Patrick Woelfel                            Senior Vice President                 None

Dan Affetto                                Vice President                        None



NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Lance Allen                                Vice President                        None

Eric Anderson                              Vice President                        None

Carlos Barbosa                             Vice Presidenet                       None

Michael Bean                               Vice President                        None

Rob Biddinger                              Vice President                        None

Mike Britt                                 Vice President                        None

Nathan S. Cassel                           Vice President                        None

Robert E. Christensen                      Vice President                        None

Will Cobb                                  Vice President                        None

Joshua Crosley                             Vice President                        None

Kit Dailey                                 Vice President                        None

Michael Darr                               Vice President                        None

Albert K. Davis                            Vice President                        None

Daren J. Davis                             Vice President                        None

Michael Dawson                             Vice President                        None

Sean Degnan                                Vice President                        None

Robert T. Doak                             Vice President                        None

Joel D. Donley                             Vice President                        None

James M. Dykas                             Vice President                        Assistant Treasurer

Brett Egner                                Vice President                        None

Mike Flaherty                              Vice President                        None

Wendy Flaherty                             Vice President                        None

Edward Foley                               Vice President                        None

Don Fuller                                 Vice President                        None



NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

John Gillis                                Vice President                        None

Patrick Good                               Vice President                        None

Matt D. Graham                             Vice President                        None

Matt Griffin                               Vice President                        None

William M. Hannold                         Vice President                        None

Mary Jane Hansen                           Vice President                        None

Vance Hicks                                Vice President                        None

Rick Johnson                               Vice President                        None

Tom Knickerbocker                          Vice President                        None

James P. Koeneman                          Vice President                        None

Thomas E. Kotcher                          Vice President                        None

Daniel Lavin                               Vice President                        None

Michael P. Leyden                          Vice President                        None

Keith L. Litavsky                          Vice President                        None

Stephanie L. Martin                        Vice President                        None

Marty McFadden                             Vice President                        None

Sean Moriarty                              Vice President                        None

John O'Sullivan                            Vice President                        None

David Pagano                               Vice President                        None

Brian K. Penney                            Vice President                        None

Blair R. Peterson                          Vice President                        None

Jason Peterson                             Vice President                        None

Tom Powell                                 Vice President                        None


NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Marisa Prestigiacomo                       Vice President                        None

Craig Prichard                             Vice President                        None

David A. Rieger                            Vice President                        None

Michael Rogers                             Vice President                        None

Paul Rowe                                  Vice President                        None

James Rowlette                             Vice President                        None

Ronda L. Saeli                             Vice President                        None

Jeffrey M. Samuel                          Vice President                        None

Peter H. Sandford                          Vice President                        None

Timothy Schival                            Vice President                        None

Stacy Shearer                              Vice President                        None

Nim Short                                  Vice President                        None

Kirk Sims                                  Vice President                        None

Edward J. Sistowicz                        Vice President                        None

Jonathan L. Steiner                        Vice President                        None

Eric Stoiber                               Vice President                        None

Walter E. Stubbings, Jr.                   Vice President                        None

Terry Swagerty                             Vice President                        None

Richard S. Swiatek                         Vice President                        None

Todd Tabachka                              Vice President                        None

Brian Taylor                               Vice President                        None

John Taylor                                Vice President                        None

Kerry Tazakine                             Vice President                        None

Timothy Trudo                              Vice President                        None

Stanley Ueland                             Vice President                        Assistant Vice President

Bryan Ulmer                                Vice President                        None

Barbara E. Vinson                          Vice President                        None


NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Dan Waldron                                Vice President                        None

Christopher Walsh                          Vice President                        None

Jeff Westergaard                           Vice President                        None

Lewin M. Williams                          Vice President                        None

Michael Zinsky                             Vice President                        None

Jeffrey S. Barnum                          Assistant Vice President              None

Owen Birts III                             Assistant Vice President              None

Toby A. Bohl                               Assistant Vice President              None

Brad Bradley                               Assistant Vice President              None

Kelley A. Christensen                      Assistant Vice President              Vice President

Katie D. Collins                           Assistant Vice President              None

Michael DeBella                            Assistant Vice President              None

Debbie Del Giudice                         Assistant Vice President              None

Chris Fallow                               Assistant Vice President              None

Ann Marie Giudice                          Assistant Vice President              None

Anita K. Henderson                         Assistant Vice President              None

James V. Huber                             Assistant Vice President              None

Kristen Johanneson                         Assistant Vice President              None

Daniel C. Keller                           Assistant Vice President              None

Robert J. Madeja                           Assistant Vice President              None

David M. McCammond-Watts                   Assistant Vice President              None

Michelle Parker                            Assistant Vice President              None

Lynae Peays                                Assistant Vice President              None

Debra K. Scherbring                        Assistant Vice President              None

Steve Schwarting                           Assistant Vice President              None

Omar Sepulveda                             Assistant Vice President              None


NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

John H. Sherren                            Assistant Vice President              None

Michael S. Stange                          Assistant Vice President              None

Lee Sussman                                Assistant Vice President              None

Christopher J. Thill                       Assistant Vice President              None

Dave Tweeten                               Assistant Vice President              None

Thomas G. Wisnowski                        Assistant Vice President              None


* All addresses are 1001
Warrenville Road, Lisle, IL
60532 unless otherwise noted.

         (c)    Not Applicable.


ITEM 28.        LOCATION OF ACCOUNTS AND RECORDS

         First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

         The Bank of New York ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

         BONY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.


ITEM 29.        MANAGEMENT SERVICES

         Not Applicable.


ITEM 30.        UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lisle, in the State of Illinois, on the 18th day of December, 2006

                                         FIRST TRUST EXCHANGE-TRADED FUND



                                         By:   /s/ James A. Bowen
                                               --------------------------------
                                               James A. Bowen,
                                               President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                                     DATE

/s/ Mark R. Bradley       Treasurer, Controller and Chief
--------------------      Financial and Accounting Officer    December 18, 2006
Mark R. Bradley


/s/ James A. Bowen        President, Chief Executive
---------------------     Officer, Chairman and Trustee       December 18, 2006
James A. Bowen


*/s/ Richard E. Erickson  Trustee        )
------------------------                 )
Richard E. Erickson                      )
                                         )
*/s/ Thomas R. Kadlec     Trustee        )
------------------------                 )       By:   /s/ James A. Bowen
Thomas R. Kadlec                         )             ---------------------
                                         )             James A. Bowen
*/s/ Robert Keith         Trustee        )             Attorney-In-Fact
------------------------                 )             December 18, 2006
Robert Keith
                                         )
*/s/ Niel B. Nielson      Trustee        )
------------------------                 )
Niel B. Nielson                          )
                                         )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment No. 27 is filed, were previously executed and are incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on August 10, 2006.

                                INDEX TO EXHIBITS

(i)(xix) Opinion and Consent of Chapman and Cutler LLP

(j) Consent of Independent Registered Public Accounting Firm